UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Income Builder® Annual report for the year ended October 31, 2018

Seeking income
growth opportunities
from around the world

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive reports in paper will apply to all funds held with American Funds or through your financial intermediary.

Capital Income Builder seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–4.90%	4.29%	5.71%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.58% for Class A shares as of the prospectus dated January 1, 2019 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of November 30, 2018, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 3.22%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

6	The value of a long-term perspective

8	Summary investment portfolio

15	Financial statements

42	Board of trustees and other officers

Fellow investors:

Globally, equity markets declined over Capital Income Builder’s fiscal year, buffeted by trade tensions and concerns about slowing overseas growth, especially in China. Higher dividend-paying, more defensive sectors lagged the broader market amid higher interest rates. For the 12 months ended October 31, 2018, the fund recorded a total return of –3.16%, with all distributions reinvested. By way of comparison, the MSCI ACWI (All Country World Index), a measure of returns for more than 40 developed and emerging market country indexes, lost 0.52%. Meanwhile, Bloomberg Barclays U.S. Aggregate Index, a broad measure of U.S. fixed income markets, fell 2.05%. The fund’s peer group, as measured by the Lipper Global Equity Income Funds Average, declined 2.14% for the period.

Results at a glance

For periods ended October 31, 2018, with all distributions reinvested

	Cumulative total returns	Average annual total returns
				Lifetime
	1 year	5 years	10 years	(since 7/30/87)

Capital Income Builder (Class A shares)	–3.16%	3.94%	7.56%	8.89%
MSCI ACWI (All Country World Index)[1,2]	–0.52	6.15	9.75	6.84
Bloomberg Barclays U.S. Aggregate Index[2]	–2.05	1.83	3.94	6.12
70%/30% MSCI ACWI/Bloomberg Barclays Index[1,2,3]	–0.84	4.96	8.22	6.89
Lipper Global Equity Income Funds Average[4]	–2.14	4.09	7.89	—

[1]	From July 30, 1987, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Sources: MSCI, Bloomberg Index Services Ltd.
[3]	The 70%/30% MSCI ACWI/Bloomberg Barclays Index blends the MSCI ACWI with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Results assume the blend is rebalanced monthly.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Thomson Reuters Lipper.

Capital Income Builder	1

Largest equity holdings

October 31, 2018

Company	Percent of net assets
AbbVie	2.6%
Royal Dutch Shell	2.1
Verizon Communications	2.0
Altria	1.9
Novartis	1.7
Coca-Cola	1.7
Microsoft	1.6
British American Tobacco	1.5
Philip Morris International	1.4
Amgen	1.4

Dividend income

The fund paid regular dividends of $0.50 per share in December 2017 and in March, June and September of 2018. In addition, a special dividend of $0.145 per share was paid in December 2017. The fund strives to grow its dividend and provide a special dividend each fiscal year, though its ability to do so is dependent on market conditions. Prudence guides distribution decisions, as the fund strives to grow income while carefully managing risk. Capital Income Builder recorded a 12-month yield of 3.65%, greater than that of the Lipper Global Equity Income Funds Average (2.87%), MSCI ACWI (2.58%) and the Bloomberg Barclays U.S. Aggregate Index (3.59%).

Capital Income Builder’s annual dividends compared with inflation (dividends as declared and adjusted for reinvested capital gains)

2	Capital Income Builder

The dividend-investing environment

Globally, stocks fell as investors grew concerned that budding inflation pressures would cause the U.S. Federal Reserve to hike interest rates at a more rapid pace. Materials and industrial companies declined amid a slowdown in China. Growth worries also hit financial companies, especially in Europe. In contrast, promising research results and rising sales pushed up some drug companies, propelling the health care sector higher. Energy stocks rose amid higher oil prices.

This year was especially challenging for dividend-paying stocks. Higher interest rates make bonds more attractive, weighing down more rate-sensitive companies such as utilities. Meanwhile, consumer staples companies’ earnings have tended to be less impressive than those in other sectors.

Over the year, market leaders again were tech companies Apple and Microsoft, along with e-commerce giant Amazon. The fund can lag in environments in which e-commerce and tech companies drive market gains. With some exceptions, such firms tend to pay no (or very little) dividends, rendering them inappropriate for an income-oriented strategy like Capital Income Builder.

However, the market rout in October illustrated how quickly that situation can reverse. The MSCI ACWI declined 7.49% that month, as tech stocks fell sharply. The highest yielding stocks outpaced their lower yielding counterparts. Although dividend-paying companies may lose favor at certain points in the economic and market cycle, history shows that those environments do not last. Historically, higher yielding stocks have demonstrated valuable downside resilience and strong returns over the long term.

The Fed raised its benchmark rate four times during the period, by a total of 1 percentage point, which pushed interest rates higher, negatively impacting bond prices.

A history of income generated (Capital Income Builder’s 12-month yields versus its benchmarks — years ended October 31)

Capital Income Builder and Lipper Global Equity Income Funds Average numbers calculated by Lipper. MSCI ACWI numbers calculated by RIMES. Until September 30, 1998, yield data for the Lipper Global Equity Income Funds Average reflects the average yield of the fund and only two other funds.

Capital Income Builder	3

The New Geography of Investing®

Where a company does business can be more important than where it’s located. Here’s a look at Capital Income Builder’s portfolio through the revenue lens. The charts below show the countries and regions in which the fund’s equity investments are located, and where the revenue comes from.

Capital Income Builder Geographic Exposure

Equity portion breakdown by domicile (%)

	Region	Fund	Index
■	United States	51%	55%
■	Canada	4	3
■	Europe	34	19
■	Japan	2	8
■	Asia-Pacific ex. Japan	5	4
■	Emerging markets	4	11
	Total	100%	100%

Equity portion breakdown by revenue (%)

	Region	Fund	Index
■	United States	43%	41%
■	Canada	4	3
■	Europe	22	17
■	Japan	3	7
■	Asia-Pacific ex. Japan	5	4
■	Emerging markets	23	28
	Total	100%	100%

Source: Capital Group (as of October 31, 2018).

Compared with the MSCI ACWI as a percent of net assets.

Longer duration bonds and credit experienced greater losses than shorter duration or Treasury bonds, respectively.

A look at the portfolio

As of October 31, the consumer staples sector comprised the largest share of the fund’s equity holdings, accounting for 10.0% of total assets. Financials followed at 9.5%. Investments in U.S. equities represented 36.6% of the fund’s overall holdings, while non-U.S. equities made up 34.6%.

In share-price terms, seven of the 10 largest holdings in the fund gained over the period. Verizon rose after reporting better-than-expected profit and subscriber growth. Royal Dutch Shell gained on higher oil prices. Shares of Novartis advanced after the drugmaker raised its outlook and said it would acquire biopharmaceuticals company Endocyte. Biotech giant Amgen also advanced. Microsoft’s profit beat expectations on strong results in its cloud computing division. Coca-Cola also rose. In contrast, biotech firm AbbVie declined on poor clinical trial results for an experimental lung cancer treatment. Tobacco firms Philip Morris International and British American Tobacco fell on

4	Capital Income Builder

disappointing results for next-generation smoking products. However, rival tobacco company Altria rose.

Overall, the fund’s fixed income investments declined, but by less than its equity holdings. In addition to generating income, this portion of Capital Income Builder’s portfolio seeks to provide stability during volatile markets.

The road ahead

The current market environment is rife with uncertainty. In the eurozone, the economy has weakened, while a budget dispute between Italy and other EU members served as a reminder that political risk still exists in the region. China’s economy also has cooled, and it remains unclear whether the government’s efforts to stabilize growth and address economic imbalances will succeed. Meanwhile, the U.S. is clearly in the late stage of the economic cycle. All these factors make us extremely mindful of risk.

Given that the U.S. is late in the economic cycle, portfolio managers are paying close attention to leverage and are more sharply focused on monitoring balance sheets. We are seeking to avoid companies that are taking on debt to pay dividends. We continue to focus on companies that have strong business models, healthy balance sheets and a commitment to paying and growing dividends over time. Higher interest rates should help the fund by allowing us to reinvest bond coupon payments into higher yielding securities, thereby generating more income from the bond portfolio. We thank you for investing in Capital Income Builder, and we look forward to reporting to you again in six months.

Cordially,

James B. Lovelace

David A. Hoag

Steven T. Watson
Co-presidents

December 10, 2018

For current information about the fund, visit americanfunds.com.

Capital Income Builder	5

The value of a long-term perspective

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

[2]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[3]	The 70%/30% MSCI ACWI/Bloomberg Barclays Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Results assume the blend is rebalanced monthly.

[4]	From July 30, 1987, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI (All Country World Index) did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.

[5]	For the period July 30, 1987, commencement of operations, through October 31, 1987.

[6]	Prior to January 1, 2009, dividends from net investment income were declared daily and paid to shareholders quarterly. As of January 1, 2009, the fund began declaring and distributing dividends on a periodic basis. Dividends reinvested reflect quarterly dividends actually paid during the period, while year-end values are adjusted for cumulative dividends accrued but not yet paid.

The results shown are before taxes on fund distributions and sale of fund shares.

$140,000
120,000
90,000
60,000
30,000
10,000
0

Average annual total returns based on a $1,000 investment
(for periods ended October 31, 2018)*

	1 year	5 years	10 years
Class A shares	–8.73%	2.71%	6.93%

**Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.*

Year ended October 31	1987[5]	1988	1989	1990	1991	1992	1993	1994	1995	1996	1997	1998
TOTAL VALUE												
Dividends reinvested[6]	$92	494	556	633	708	792	880	974	1,079	1,200	1,324	1,468
Value at year-end[1,6]	$8,990	10,093	11,782	11,590	14,973	16,989	19,973	20,066	23,478	27,409	33,748	38,238
CIB total return	(10.1)%	12.3	16.7	(1.6)	29.2	13.5	17.6	0.5	17.0	16.7	23.1	13.3

6	Capital Income Builder

How a $10,000 investment has grown

There have always been reasons not to invest. If you look beyond the negative headlines, however, you will find that despite occasional stumbles, financial markets have tended to reward investors over the long term. As the chart below shows, over its lifetime, Capital Income Builder has done demonstrably better than its primary benchmark. Dividends, particularly when reinvested, have accounted for a large portion of the fund’s overall results.

Capital Income Builder	7

Summary investment portfolio October 31, 2018

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	59.95%
United Kingdom	11.65
Eurozone*	8.70
Switzerland	4.39
Canada	3.45
Hong Kong	1.89
Japan	1.12
China	1.08
Singapore	.99
Other countries	3.37
Short-term securities & other assets less liabilities	3.41

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Common stocks 70.95%	Shares	Value (000)
Consumer staples 9.97%
Altria Group, Inc.	28,505,300	$1,853,985
Coca-Cola Co.	34,553,700	1,654,431
British American Tobacco PLC	25,479,111	1,105,175
British American Tobacco PLC (ADR)	7,866,157	341,391
Philip Morris International Inc.	16,366,100	1,441,362
Nestlé SA	12,677,971	1,071,488
Imperial Brands PLC	29,270,382	992,578
Other securities		1,479,397
		9,939,807

Financials 9.46%
Sampo Oyj, Class A	22,444,340	1,033,642
Zurich Insurance Group AG	3,291,441	1,023,561
CME Group Inc., Class A	5,365,229	983,125
JPMorgan Chase & Co.	5,207,000	567,667
Wells Fargo & Co.	9,359,300	498,196
Other securities		5,319,706
		9,425,897

Health care 9.38%
AbbVie Inc.	33,429,000	2,602,448
Novartis AG	19,230,200	1,684,826
Amgen Inc.	7,325,680	1,412,318
Abbott Laboratories	9,325,900	642,928
GlaxoSmithKline PLC	32,863,000	634,787
Gilead Sciences, Inc.	8,553,480	583,176
Pfizer Inc.	12,294,920	529,419
Johnson & Johnson	3,428,700	479,984
AstraZeneca PLC	4,669,948	357,551
AstraZeneca PLC (ADR)	2,841,600	110,197
Other securities		306,570
		9,344,204

Energy 7.19%
Royal Dutch Shell PLC, Class B	47,639,755	1,561,909
Royal Dutch Shell PLC, Class A (GBP denominated)	13,464,305	430,338
Royal Dutch Shell PLC, Class B (ADR)	1,444,300	94,905
Exxon Mobil Corp.	15,933,815	1,269,606
TOTAL SA	8,820,745	519,123
Enbridge Inc. (CAD denominated)	12,396,985	386,285

8	Capital Income Builder

	Shares	Value (000)
Enbridge Inc. (CAD denominated)[1]	2,864,838	$89,267
TransCanada Corp.	12,593,065	474,853
Other securities		2,338,521
		7,164,807

Information technology 6.48%
Microsoft Corp.	14,524,940	1,551,409
Broadcom Inc.	6,282,700	1,404,121
Intel Corp.	22,943,450	1,075,589
Taiwan Semiconductor Manufacturing Co., Ltd.	90,212,800	682,216
Other securities		1,740,328
		6,453,663

Utilities 5.70%
Engie SA	47,456,341	632,923
Engie SA, bonus shares[2]	12,061,353	160,862
SSE PLC	44,315,320	646,590
Dominion Energy, Inc.	8,972,308	640,802
E.On SE	63,727,000	617,576
National Grid PLC	45,299,247	480,119
Other securities		2,502,999
		5,681,871

Communication services 5.61%
Verizon Communications Inc.	34,318,684	1,959,254
Vodafone Group PLC	362,938,764	685,749
AT&T Inc.	17,010,210	521,873
Other securities		2,422,913
		5,589,789

Real estate 4.89%
Crown Castle International Corp. REIT	10,066,938	1,094,679
Link Real Estate Investment Trust REIT	65,373,896	579,382
Other securities		3,200,489
		4,874,550

Industrials 4.15%
Lockheed Martin Corp.	3,776,974	1,109,864
Other securities		3,028,177
		4,138,041

Consumer discretionary 3.48%
Las Vegas Sands Corp.	14,921,000	761,419
McDonald’s Corp.	2,806,100	496,399
Other securities		2,206,732
		3,464,550

Materials 2.13%
Rio Tinto PLC	18,146,000	882,192
Other securities		1,245,648
		2,127,840

Miscellaneous 2.51%
Other common stocks in initial period of acquisition		2,501,249

Total common stocks (cost: $64,218,754,000)		70,706,268

Preferred securities 0.01%
Financials 0.01%
Other securities		8,515

Total preferred securities (cost: $13,000,000)		8,515

Rights & warrants 0.00%
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		127

Total rights & warrants (cost: $28,000)		127

Capital Income Builder	9

Convertible stocks 0.27%	Shares	Value (000)
Real estate 0.12%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	113,927	$119,054

Utilities 0.03%
Other securities		36,123

Miscellaneous 0.12%
Other convertible stocks in initial period of acquisition		116,632

Total convertible stocks (cost: $277,925,000)		271,809

Bonds, notes & other debt instruments 25.36%	Principal amount (000)
U.S. Treasury bonds & notes 15.43%
U.S. Treasury 14.39%
U.S. Treasury 1.75% 2022	$675,000	647,521
U.S. Treasury 1.875% 2022	806,000	777,282
U.S. Treasury 2.00% 2024[3]	850,000	805,774
U.S. Treasury 2.125% 2024	893,500	849,522
U.S. Treasury 2.125% 2024	750,000	714,285
U.S. Treasury 1.13%–8.75% 2019–2048[3]	9,998,933	10,541,491
		14,335,875

U.S. Treasury inflation-protected securities 1.04%
U.S. Treasury Inflation-Protected Securities 0.38%–2.38% 2023–2047[4]	1,092,421	1,037,268

Total U.S. Treasury bonds & notes		15,373,143

Corporate bonds & notes 5.91%
Health care 0.99%
AbbVie Inc. 2.30%–4.88% 2020–2048	64,402	61,375
Amgen Inc. 1.85% 2021	2,750	2,633
Novartis AG 5.125% 2019	15,000	15,095
Other securities		904,338
		983,441

Energy 0.92%
Exxon Mobil Corp. 2.222% 2021	7,750	7,575
Royal Dutch Shell PLC 1.75% 2021	10,865	10,418
Other securities		895,965
		913,958

Communication services 0.61%
Verizon Communications Inc. 4.13%–4.50% 2027–2046	35,441	34,215
Other securities		578,811
		613,026

Consumer staples 0.56%
Altria Group, Inc. 2.63%–9.25% 2019–2026	17,849	17,797
British American Tobacco PLC 2.76%–4.54% 2022–2047[1]	79,560	72,621
Coca-Cola Co. 2.20% 2022	5,250	5,069
Nestle Holdings, Inc. 3.35% 2023[1]	14,000	13,916
Philip Morris International Inc. 2.00%–4.25% 2020–2044	40,485	38,412
Reynolds American Inc. 3.25%–5.85% 2020–2045	42,917	43,120
Other securities		362,572
		553,507

Industrials 0.22%
Lockheed Martin Corp. 1.85%–4.70% 2018–2046	23,145	23,024
Other securities		200,777
		223,801

10	Capital Income Builder

	Principal amount (000)	Value (000)
Information technology 0.12%
Broadcom Ltd. 3.00%–3.88% 2022–2028	$57,740	$54,223
Microsoft Corp. 1.55%–3.70% 2021–2046	10,135	9,771
Other securities		56,273
		120,267

Other 2.49%
Other securities		2,479,865

Total corporate bonds & notes		5,887,865

Mortgage-backed obligations 3.48%
Federal agency mortgage-backed obligations 3.37%
Fannie Mae 0%–7.50% 2020–2048[5,6,7]	1,632,110	1,653,263
Other securities		1,713,664
		3,366,927

Other 0.11%
Other securities		101,051

Total mortgage-backed obligations		3,467,978

Federal agency bonds & notes 0.06%
Fannie Mae 1.25%–2.13% 2021–2026	67,730	63,674

Other 0.48%
Other securities		475,631

Total bonds, notes & other debt instruments (cost: $26,056,863,000)		25,268,291

Short-term securities 4.20%
Coca-Cola Co. 2.27%–2.42% due 1/3/2019–1/23/2019[1]	50,000	49,755
ExxonMobil Corp. 2.22% due 11/26/2018	75,000	74,879
Federal Home Loan Bank 2.02%–2.30% due 11/1/2018–1/29/2019	1,528,200	1,525,153
U.S. Treasury Bills 1.98%–2.41% due 11/1/2018–4/25/2019	1,456,300	1,449,574
Other securities		1,090,557

Total short-term securities (cost: $4,190,127,000)		4,189,918

Total investment securities 100.79% (cost: $94,756,697,000)		100,444,928
Other assets less liabilities (0.79)%		(791,261)

Net assets 100.00%		$99,653,667

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,006,000, which represented .01% of the net assets of the fund.

Capital Income Builder	11

Futures contracts

		Number of		Notional amount [8]	Value at 10/31/2018 [9]	Unrealized (depreciation) appreciation at 10/31/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	11,579	January 2019	$2,315,800	$2,439,188	$(96)
5 Year U.S. Treasury Note Futures	Long	18,573	January 2019	1,857,300	2,087,286	(4,992)
10 Year U.S. Treasury Note Futures	Short	25	December 2018	(2,500)	(2,961)	5
10 Year Ultra U.S. Treasury Note Futures	Short	614	December 2018	(61,400)	(76,817)	(291)
20 Year U.S. Treasury Bond Futures	Short	136	December 2018	(13,600)	(18,785)	(47)
						$(5,421)

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 10/31/2018 (000)
USD1,518	EUR1,285	Bank of New York Mellon	11/7/2018	$62
USD402,632	GBP306,225	Citibank	11/16/2018	10,943
GBP146,225	USD192,284	Morgan Stanley	11/16/2018	(5,249)
				$5,756

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 10/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 10/31/2018 (000)
3-month USD-LIBOR	3.002%	9/28/2020	$126,200	$147	$—	$147
2.683%	U.S. EFFR	9/28/2020	126,200	(111)	—	(111)
					$—	$36

12	Capital Income Builder

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the year ended October 31, 2018, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 10/31/2018 (000)
Common stocks 1.18%
Consumer staples 0.02%
Convenience Retail Asia Ltd.	51,330,000	—	—	51,330,000	$—	$(2,152)	$1,242	$21,600
Financials 0.00%
Sampo Oyj, Class A10	31,293,932	834,231	9,683,823	22,444,340	(2,437)	(176,989)	90,324	—
Energy 0.11%
Whitecap Resources Inc.	21,385,000	1,344,000	600,500	22,128,500	(3,574)	(47,219)	5,450	108,251
Information technology 0.40%
VTech Holdings Ltd.	20,089,300	—	—	20,089,300	—	(49,894)	16,071	235,683
Vanguard International Semiconductor Corp.	114,815,725	15,100,000	44,900,030	85,015,695	5,898	(5,717)	10,158	156,607
								392,290
Utilities 0.00%
EDP - Energias de Portugal, SA10	184,855,751	7,640,902	192,496,653	—	34,384	17,462	44,275	—
SSE PLC[10]	53,393,871	9,475,000	18,553,551	44,315,320	(84,454)	(67,634)	50,147	—
								—
Communication services 0.19%
Euskaltel, SA, non-registered shares	—	11,611,000	—	11,611,000	—	(11,599)	2,037	97,319
Gannett Co., Inc.	8,547,400	—	—	8,547,400	—	8,547	5,470	82,910
Zegona Communications PLC	—	7,573,166	—	7,573,166	—	(702)	—	10,648
Com Hem Holding AB10	14,281,000	—	14,281,000	—	88,486	(68,033)	9,984	—
Modern Times Group MTG AB, Class B10	3,156,462	561,500	118,690	3,599,272	(1,057)	(6,290)	5,350	—
								190,877
Consumer discretionary 0.46%
Six Flags Entertainment Corp.	6,035,558	—	3,035,558	3,000,000	60,266	(75,217)	17,679	161,580
Greene King PLC	24,691,512	—	—	24,691,512	—	(25,104)	10,816	152,312
Dine Brands Global, Inc.[11]	1,095,551	—	—	1,095,551	—	36,624	3,133	88,783
AA PLC	37,969,677	11,058,082	13,590,000	35,437,759	(33,503)	1,442	739	45,342
Leifheit AG, non-registered shares	640,000	—	2,730	637,270	(25)	(11,285)	784	11,405
Marston’s PLC[10]	50,687,428	—	31,191,228	19,496,200	(22,680)	21,292	3,968	—
								459,422
Total common stocks								1,172,440
Bonds, notes & other debt instruments 0.00%
Utilities 0.00%
EDP Finance BV 3.625% 2024[1,10]	$15,450,000	—	—	$15,450,000	—	(1,037)	567	—
Total 1.18%					$41,304	$(463,505)	$278,194	$1,172,440

Capital Income Builder	13

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,407,683,000, which represented 2.42% of the net assets of the fund.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $278,192,000, which represented .28% of the net assets of the fund.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $29,484,000, which represented .03% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Purchased on a TBA basis.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
[10]	Unaffiliated issuer at 10/31/2018.
[11]	This security changed its name during the reporting period.

Key to abbreviations and symbol

ADR = American Depositary Receipts
EFFR = Effective Federal Funds Rate
EUR = Euros
GBP = British pounds
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements

14	Capital Income Builder

Financial statements

Statement of assets and liabilities at October 31, 2018	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $93,300,068)	$99,272,488
Affiliated issuers (cost: $1,456,629)	1,172,440	$100,444,928
Cash		3,762
Cash denominated in currencies other than U.S. dollars (cost: $5,395)		5,398
Unrealized appreciation on open forward currency contracts		11,005
Receivables for:
Sales of investments	1,696,442
Sales of fund’s shares	57,252
Variation margin on futures contracts	403
Variation margin on swap contracts	90
Dividends and interest	428,598
Other	716	2,183,501
		102,648,594
Liabilities:
Unrealized depreciation on open forward currency contracts		5,249
Payables for:
Purchases of investments	2,842,192
Repurchases of fund’s shares	91,017
Investment advisory services	17,228
Services provided by related parties	25,258
Trustees’ deferred compensation	1,621
Variation margin on futures contracts	5,510
Variation margin on swap contracts	96
Other	6,756	2,989,678
Net assets at October 31, 2018		$99,653,667

Net assets consist of:
Capital paid in on shares of beneficial interest		$94,370,365
Total distributable earnings		5,283,302
Net assets at October 31, 2018		$99,653,667

See notes to financial statements

Capital Income Builder	15

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,717,890 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$63,345,520	1,091,940		$58.01
Class C	3,888,788	66,968		58.07
Class T	10	—	*	58.02
Class F-1	3,996,374	68,899		58.00
Class F-2	9,869,077	170,231		57.97
Class F-3	3,722,840	64,178		58.01
Class 529-A	2,238,140	38,597		57.99
Class 529-C	425,056	7,325		58.03
Class 529-E	84,269	1,453		58.00
Class 529-T	10	—	*	58.02
Class 529-F-1	104,256	1,798		58.00
Class R-1	100,486	1,732		58.00
Class R-2	486,571	8,390		58.00
Class R-2E	40,108	694		57.77
Class R-3	857,642	14,787		58.00
Class R-4	732,479	12,632		57.99
Class R-5E	20,285	350		57.94
Class R-5	213,714	3,682		58.04
Class R-6	9,528,042	164,234		58.01

*	Amount less than one thousand.

See notes to financial statements

16	Capital Income Builder

Statement of operations for the year ended October 31, 2018	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $128,503; also includes $277,627 from affiliates)	$3,219,662
Interest (includes $567 from affiliates)	780,443	$4,000,105
Fees and expenses*:
Investment advisory services	240,604
Distribution services	252,163
Transfer agent services	82,773
Administrative services	25,544
Reports to shareholders	3,100
Registration statement and prospectus	1,647
Trustees’ compensation	550
Auditing and legal	284
Custodian	5,687
Other	2,515	614,867
Net investment income		3,385,238

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(310,737)
Affiliated issuers	41,304
Futures contracts	(49)
Forward currency contracts	13,594
Swap contracts	(1)
Currency transactions	(13,605)	(269,494)
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(5,894,403)
Affiliated issuers	(463,505)
Futures contracts	(5,421)
Forward currency contracts	2,957
Swap contracts	36
Currency translations	(2,822)	(6,363,158)
Net realized loss and unrealized depreciation		(6,632,652)
Net decrease in net assets resulting from operations		$(3,247,414)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets

(dollars in thousands)

	Year ended October 31
	2018	2017
Operations:
Net investment income	$3,385,238	$3,525,400
Net realized (loss) gain	(269,494)	4,475,946
Net unrealized (depreciation) appreciation	(6,363,158)	4,602,328
Net (decrease) increase in net assets resulting from operations	(3,247,414)	12,603,674
Distributions paid to shareholders	(5,049,369)	(3,449,826)
Net capital share transactions	377,322	(973,184)
Total (decrease) increase in net assets	(7,919,461)	8,180,664
Net assets:
Beginning of year	107,573,128	99,392,464
End of year	$99,653,667	$107,573,128

See notes to financial statements

Capital Income Builder	17

Notes to financial statements

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

18	Capital Income Builder

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of

Capital Income Builder	19

trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2018 (dollars in thousands):

20	Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$9,939,807	$—	$—	$9,939,807
Financials	9,425,897	—	—	9,425,897
Health care	9,344,204	—	—	9,344,204
Energy	7,164,807	—	—	7,164,807
Information technology	6,453,663	—	—	6,453,663
Utilities	5,521,009	160,862	—	5,681,871
Communication services	5,589,520	269	—	5,589,789
Real estate	4,772,611	101,939	—	4,874,550
Industrials	4,138,041	—	—	4,138,041
Consumer discretionary	3,464,550	—	—	3,464,550
Materials	2,127,840	—	—	2,127,840
Miscellaneous	2,500,625	624	—	2,501,249
Preferred securities	—	8,515	—	8,515
Rights & warrants	—	—	127	127
Convertible stocks	271,809	—	—	271,809
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	15,373,143	—	15,373,143
Corporate bonds & notes	—	5,885,478	2,387	5,887,865
Mortgage-backed obligations	—	3,467,978	—	3,467,978
Federal agency bonds & notes	—	63,674	—	63,674
Other	—	475,631	—	475,631
Short-term securities	—	4,189,918	—	4,189,918
Total	$70,714,383	$29,728,031	$2,514	$100,444,928

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5	$—	$—	$5
Unrealized appreciation on open forward currency contracts	—	11,005	—	11,005
Unrealized appreciation on interest rate swaps	—	147	—	147
Liabilities:
Unrealized depreciation on futures contracts	(5,426)	—	—	(5,426)
Unrealized depreciation on open forward currency contracts	—	(5,249)	—	(5,249)
Unrealized depreciation on interest rate swaps	—	(111)	—	(111)
Total	$(5,421)	$5,792	$—	$371

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Capital Income Builder	21

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

22	Capital Income Builder

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $3,668,600,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $488,876,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $252,400,000.

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The following tables present the financial statement impacts resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the year ended, October 31, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$5	Unrealized depreciation*	$5,426
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	11,005	Unrealized depreciation on open forward currency contracts	5,249
Swaps	Interest	Unrealized appreciation*	147	Unrealized depreciation*	111
			$11,157		$10,786

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(49)	Net unrealized depreciation on futures contracts	$(5,421)
Forward currency	Currency	Net realized gain on forward currency contracts	13,594	Net unrealized appreciation on forward currency contracts	2,957
Swaps	Interest	Net realized loss on swap contracts	(1)	Net unrealized appreciation on swap contracts	36
			$13,544		$(2,428)

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of October 31, 2018, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of New York Mellon	$62	$—	$—	$—	$62
Citibank	10,943	—	—	(10,200)	743
Total	$11,005	$—	$—	$(10,200)	$805

24	Capital Income Builder

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Morgan Stanley	$5,249	$—	$—	$—	$5,249

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended October 31, 2018, the fund reclassified $36,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of October 31, 2018, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$572,023
Capital loss carryforward*	(418,067)
Gross unrealized appreciation on investments	11,915,912
Gross unrealized depreciation on investments	(6,782,470)
Net unrealized appreciation on investments	5,133,442
Cost of investments	95,311,857

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Capital Income Builder	25

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$2,406,031		$892,642		$3,298,673		$2,359,038		$—	$2,359,038
Class B1							391		—	391
Class C	121,377		61,815		183,192		137,803		—	137,803
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class F-1	154,917		59,130		214,047		150,862		—	150,862
Class F-2	350,708		115,706		466,414		297,859		—	297,859
Class F-3[4]	133,976		40,712		174,688		46,662		—	46,662
Class 529-A	82,197		30,755		112,952		73,407		—	73,407
Class 529-B1							31		—	31
Class 529-C	12,486		6,614		19,100		17,038		—	17,038
Class 529-E	2,915		1,185		4,100		2,804		—	2,804
Class 529-T2	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class 529-F-1	3,529		1,192		4,721		2,999		—	2,999
Class R-1	3,035		1,528		4,563		3,264		—	3,264
Class R-2	14,768		7,308		22,076		15,694		—	15,694
Class R-2E	1,105		420		1,525		594		—	594
Class R-3	30,165		12,730		42,895		30,361		—	30,361
Class R-4	27,250		10,484		37,734		26,460		—	26,460
Class R-5E	551		144		695		292		—	292
Class R-5	8,841		2,984		11,825		8,225		—	8,225
Class R-6	344,273		105,896		450,169		276,042		—	276,042
Total	$3,698,124		$1,351,245		$5,049,369		$3,449,826		$—	$3,449,826

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of average daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. For the year ended October 31, 2018, the investment advisory services fee was $240,604,000, which was equivalent to an annualized rate of 0.226% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide

26	Capital Income Builder

certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Capital Income Builder	27

For the year ended October 31, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$172,098	$56,616		$6,912		Not applicable
Class C	45,445	3,784		2,277		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	11,282	5,413		2,259		Not applicable
Class F-2	Not applicable	10,003		4,805		Not applicable
Class F-3	Not applicable	161		1,783		Not applicable
Class 529-A	5,573	1,727		1,198		$1,582
Class 529-C	5,038	389		255		336
Class 529-E	457	31		46		61
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	70		49		64
Class R-1	1,137	117		57		Not applicable
Class R-2	4,103	1,931		275		Not applicable
Class R-2E	220	75		18		Not applicable
Class R-3	4,827	1,492		484		Not applicable
Class R-4	1,983	814		397		Not applicable
Class R-5E	Not applicable	23		8		Not applicable
Class R-5	Not applicable	123		120		Not applicable
Class R-6	Not applicable	4		4,601		Not applicable
Total class-specific expenses	$252,163	$82,773		$25,544		$2,043

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $550,000 in the fund’s statement of operations reflects $448,000 in current fees (either paid in cash or deferred) and a net increase of $102,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2018.

28	Capital Income Builder

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$3,764,962	61,158		$3,228,495		52,447		$(9,797,230)	(159,923)	$(2,803,773)	(46,318)
Class C	393,400	6,373		179,632		2,907		(1,409,518)	(22,897)	(836,486)	(13,617)
Class T	—	—		—		—		—	—	—	—
Class F-1	740,612	11,996		208,019		3,378		(1,320,599)	(21,562)	(371,968)	(6,188)
Class F-2	3,723,446	60,975		445,452		7,252		(2,454,044)	(40,114)	1,714,854	28,113
Class F-3	1,439,148	23,317		161,440		2,628		(664,682)	(10,878)	935,906	15,067
Class 529-A	406,239	6,515		112,927		1,836		(395,729)	(6,451)	123,437	1,900
Class 529-C	51,231	831		19,097		309		(297,991)	(4,758)	(227,663)	(3,618)
Class 529-E	9,698	157		4,099		67		(17,331)	(282)	(3,534)	(58)
Class 529-T	—	—		1		—	[2]	—	—	1	— [2]
Class 529-F-1	33,193	548		4,720		77		(18,956)	(309)	18,957	316
Class R-1	11,129	181		4,558		74		(29,786)	(485)	(14,099)	(230)
Class R-2	100,899	1,640		22,035		356		(180,748)	(2,945)	(57,814)	(949)
Class R-2E	19,250	315		1,525		25		(10,753)	(174)	10,022	166
Class R-3	162,374	2,641		42,838		695		(299,777)	(4,887)	(94,565)	(1,551)
Class R-4	152,327	2,480		37,704		613		(233,910)	(3,808)	(43,879)	(715)
Class R-5E	12,196	200		695		12		(2,424)	(40)	10,467	172
Class R-5	61,050	984		11,778		191		(82,755)	(1,341)	(9,927)	(166)
Class R-6	2,073,825	33,633		450,024		7,327		(496,463)	(8,040)	2,027,386	32,920
Total net increase (decrease)	$13,154,979	213,944		$4,935,039		80,194		$(17,712,696)	(288,894)	$377,322	5,244

Year ended October 31, 2017

Class A	$4,887,638	81,385		$2,296,902		38,145		$(11,036,777)	(183,874)	$(3,852,237)	(64,344)
Class B3	163	3		387		7		(89,681)	(1,524)	(89,131)	(1,514)
Class C	556,915	9,263		134,195		2,230		(1,931,873)	(32,149)	(1,240,763)	(20,656)
Class T4	10	—	[2]	—		—		—	—	10	— [2]
Class F-1	1,108,562	18,461		145,692		2,419		(1,281,882)	(21,259)	(27,628)	(379)
Class F-2	4,559,434	76,072		279,493		4,645		(4,173,596)	(69,237)	665,331	11,480
Class F-3[5]	3,181,060	52,158		41,557		670		(230,443)	(3,717)	2,992,174	49,111
Class 529-A	214,315	3,571		73,395		1,219		(324,159)	(5,382)	(36,449)	(592)
Class 529-B3	56	1		31		1		(8,620)	(147)	(8,533)	(145)
Class 529-C	67,350	1,122		17,031		283		(122,570)	(2,041)	(38,189)	(636)
Class 529-E	9,527	158		2,803		46		(14,408)	(239)	(2,078)	(35)
Class 529-T4	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class 529-F-1	22,284	372		2,998		49		(15,108)	(251)	10,174	170
Class R-1	14,132	235		3,261		54		(39,229)	(654)	(21,836)	(365)
Class R-2	117,654	1,962		15,667		260		(229,441)	(3,819)	(96,120)	(1,597)
Class R-2E	28,017	467		594		10		(8,884)	(150)	19,727	327
Class R-3	235,826	3,927		30,286		503		(322,016)	(5,363)	(55,904)	(933)
Class R-4	219,302	3,658		26,445		439		(229,472)	(3,819)	16,275	278
Class R-5E	11,009	188		291		5		(865)	(15)	10,435	178
Class R-5	73,654	1,231		8,188		136		(68,854)	(1,143)	12,988	224
Class R-6	1,713,253	28,431		276,036		4,582		(1,220,729)	(20,092)	768,560	12,921
Total net increase (decrease)	$17,020,171	282,665		$3,355,252		55,703		$(21,348,607)	(354,875)	$(973,184)	(16,507)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

Capital Income Builder	29

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $66,254,060,000 and $68,037,166,000, respectively, during the year ended October 31, 2018.

30	Capital Income Builder

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]
Class A:
10/31/2018	$62.81	$1.95	$(3.81)	$(1.86)	$(2.15)	$(.79)	$(2.94)	$58.01	(3.16)%	$63,346		.58%		3.18%
10/31/2017	57.48	2.07	5.29	7.36	(2.03)	—	(2.03)	62.81	13.00	71,498		.59		3.43
10/31/2016	57.96	1.91	(.37)	1.54	(2.02)	—	(2.02)	57.48	2.74	69,127		.60		3.34
10/31/2015	60.76	1.97	(2.38)	(.41)	(2.39)	—	(2.39)	57.96	(.69)	70,041		.59		3.31
10/31/2014	58.25	2.64	2.28	4.92	(2.41)	—	(2.41)	60.76	8.64	70,314		.62		4.44
Class C:
10/31/2018	62.86	1.47	(3.83)	(2.36)	(1.64)	(.79)	(2.43)	58.07	(3.94)	3,889		1.37		2.39
10/31/2017	57.51	1.59	5.30	6.89	(1.54)	—	(1.54)	62.86	12.12	5,065		1.39		2.64
10/31/2016	57.98	1.46	(.37)	1.09	(1.56)	—	(1.56)	57.51	1.92	5,822		1.40		2.54
10/31/2015	60.77	1.50	(2.39)	(.89)	(1.90)	—	(1.90)	57.98	(1.48)	6,367		1.38		2.51
10/31/2014	58.25	2.17	2.27	4.44	(1.92)	—	(1.92)	60.77	7.78	7,027		1.42		3.66
Class T:
10/31/2018	62.83	2.09	(3.83)	(1.74)	(2.28)	(.79)	(3.07)	58.02	(2.96)[4]	—	[5]	.36	[4]	3.40	[4]
10/31/2017[6,7]	59.80	1.26	2.83	4.09	(1.06)	—	(1.06)	62.83	6.87 [4,8]	—	[5]	.38	[4,9]	3.59	[4,9]
Class F-1:
10/31/2018	62.81	1.91	(3.83)	(1.92)	(2.10)	(.79)	(2.89)	58.00	(3.26)	3,996		.66		3.11
10/31/2017	57.48	2.02	5.30	7.32	(1.99)	—	(1.99)	62.81	12.92	4,716		.67		3.35
10/31/2016	57.96	1.87	(.37)	1.50	(1.98)	—	(1.98)	57.48	2.66	4,338		.67		3.26
10/31/2015	60.77	1.93	(2.39)	(.46)	(2.35)	—	(2.35)	57.96	(.76)	3,987		.65		3.25
10/31/2014	58.25	2.69	2.19	4.88	(2.36)	—	(2.36)	60.77	8.57	3,445		.69		4.53
Class F-2:
10/31/2018	62.78	2.06	(3.82)	(1.76)	(2.26)	(.79)	(3.05)	57.97	(3.00)	9,869		.39		3.37
10/31/2017	57.45	2.18	5.29	7.47	(2.14)	—	(2.14)	62.78	13.22	8,922		.41		3.61
10/31/2016	57.94	2.01	(.36)	1.65	(2.14)	—	(2.14)	57.45	2.93	7,506		.40		3.50
10/31/2015	60.74	2.08	(2.38)	(.30)	(2.50)	—	(2.50)	57.94	(.49)	5,284		.40		3.50
10/31/2014	58.23	2.59	2.44	5.03	(2.52)	—	(2.52)	60.74	8.86	4,496		.42		4.37
Class F-3:
10/31/2018	62.81	2.13	(3.82)	(1.69)	(2.32)	(.79)	(3.11)	58.01	(2.88)	3,723		.29		3.47
10/31/2017[6,10]	58.52	1.66	4.27	5.93	(1.64)	—	(1.64)	62.81	10.23 [8]	3,085		.30	[9]	3.53	[9]
Class 529-A:
10/31/2018	62.79	1.91	(3.82)	(1.91)	(2.10)	(.79)	(2.89)	57.99	(3.24)	2,238		.66		3.11
10/31/2017	57.47	2.02	5.29	7.31	(1.99)	—	(1.99)	62.79	12.91	2,304		.67		3.36
10/31/2016	57.94	1.86	(.36)	1.50	(1.97)	—	(1.97)	57.47	2.66	2,143		.69		3.25
10/31/2015	60.74	1.91	(2.38)	(.47)	(2.33)	—	(2.33)	57.94	(.80)	2,170		.68		3.22
10/31/2014	58.23	2.58	2.28	4.86	(2.35)	—	(2.35)	60.74	8.56	2,229		.72		4.35

See end of table for footnotes.

Capital Income Builder	31

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]
Class 529-C:
10/31/2018	$62.77	$1.43	$(3.81)	$(2.38)	$(1.57)	$(.79)	$(2.36)	$58.03	(3.97)%	$425		1.42%		2.33%
10/31/2017	57.44	1.56	5.29	6.85	(1.52)	—	(1.52)	62.77	12.06	687		1.44		2.59
10/31/2016	57.91	1.42	(.37)	1.05	(1.52)	—	(1.52)	57.44	1.86	665		1.46		2.48
10/31/2015	60.71	1.45	(2.38)	(.93)	(1.87)	—	(1.87)	57.91	(1.55)	694		1.46		2.44
10/31/2014	58.20	2.12	2.28	4.40	(1.89)	—	(1.89)	60.71	7.71	728		1.49		3.57
Class 529-E:
10/31/2018	62.79	1.77	(3.81)	(2.04)	(1.96)	(.79)	(2.75)	58.00	(3.45)	84		.88		2.88
10/31/2017	57.47	1.88	5.29	7.17	(1.85)	—	(1.85)	62.79	12.65	95		.90		3.13
10/31/2016	57.94	1.73	(.36)	1.37	(1.84)	—	(1.84)	57.47	2.42	89		.92		3.02
10/31/2015	60.74	1.77	(2.38)	(.61)	(2.19)	—	(2.19)	57.94	(1.02)	91		.92		2.98
10/31/2014	58.23	2.44	2.28	4.72	(2.21)	—	(2.21)	60.74	8.28	94		.95		4.11
Class 529-T:
10/31/2018	62.82	2.04	(3.81)	(1.77)	(2.24)	(.79)	(3.03)	58.02	(3.01)[4]	—	[5]	.42	[4]	3.33	[4]
10/31/2017[6,7]	59.80	1.24	2.83	4.07	(1.05)	—	(1.05)	62.82	6.84 [4,8]	—	[5]	.42	[4,9]	3.55	[4,9]
Class 529-F-1:
10/31/2018	62.81	2.04	(3.82)	(1.78)	(2.24)	(.79)	(3.03)	58.00	(3.03)	104		.42		3.33
10/31/2017	57.48	2.16	5.29	7.45	(2.12)	—	(2.12)	62.81	13.17	93		.44		3.58
10/31/2016	57.96	1.99	(.37)	1.62	(2.10)	—	(2.10)	57.48	2.87	75		.46		3.47
10/31/2015	60.76	2.05	(2.38)	(.33)	(2.47)	—	(2.47)	57.96	(.55)	69		.46		3.44
10/31/2014	58.25	2.72	2.27	4.99	(2.48)	—	(2.48)	60.76	8.78	70		.49		4.58
Class R-1:
10/31/2018	62.80	1.45	(3.82)	(2.37)	(1.64)	(.79)	(2.43)	58.00	(3.94)	101		1.39		2.36
10/31/2017	57.46	1.58	5.30	6.88	(1.54)	—	(1.54)	62.80	12.10	123		1.39		2.63
10/31/2016	57.94	1.46	(.38)	1.08	(1.56)	—	(1.56)	57.46	1.91	134		1.40		2.54
10/31/2015	60.73	1.49	(2.37)	(.88)	(1.91)	—	(1.91)	57.94	(1.48)	146		1.39		2.51
10/31/2014	58.22	2.16	2.27	4.43	(1.92)	—	(1.92)	60.73	7.79	152		1.42		3.64
Class R-2:
10/31/2018	62.79	1.46	(3.82)	(2.36)	(1.64)	(.79)	(2.43)	58.00	(3.93)	487		1.39		2.37
10/31/2017	57.46	1.59	5.28	6.87	(1.54)	—	(1.54)	62.79	12.10	586		1.39		2.64
10/31/2016	57.94	1.45	(.37)	1.08	(1.56)	—	(1.56)	57.46	1.92	628		1.40		2.54
10/31/2015	60.73	1.51	(2.37)	(.86)	(1.93)	—	(1.93)	57.94	(1.44)	680		1.35		2.54
10/31/2014	58.22	2.18	2.27	4.45	(1.94)	—	(1.94)	60.73	7.79	751		1.41		3.67
Class R-2E:
10/31/2018	62.58	1.63	(3.80)	(2.17)	(1.85)	(.79)	(2.64)	57.77	(3.66)	40		1.09		2.67
10/31/2017	57.30	1.72	5.32	7.04	(1.76)	—	(1.76)	62.58	12.44	33		1.08		2.86
10/31/2016	57.88	1.60	(.33)	1.27	(1.85)	—	(1.85)	57.30	2.27	12		1.11		2.80
10/31/2015	60.71	1.75	(2.41)	(.66)	(2.17)	—	(2.17)	57.88	(1.12)	—	[5]	1.00		2.93
10/31/2014[6,11]	61.50	.16	(.41)	(.25)	(.54)	—	(.54)	60.71	(.39)[4,8]	—	[5]	.15	[4,8]	.28	[4,8]

32	Capital Income Builder

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]
Class R-3:
10/31/2018	$62.80	$1.73	$(3.82)	$(2.09)	$(1.92)	$(.79)	$(2.71)	$58.00	(3.52)%	$858		.94%		2.82%
10/31/2017	57.47	1.86	5.29	7.15	(1.82)	—	(1.82)	62.80	12.61	1,026		.94		3.08
10/31/2016	57.95	1.70	(.37)	1.33	(1.81)	—	(1.81)	57.47	2.37	993		.96		2.97
10/31/2015	60.74	1.76	(2.38)	(.62)	(2.17)	—	(2.17)	57.95	(1.04)	994		.94		2.95
10/31/2014	58.23	2.42	2.28	4.70	(2.19)	—	(2.19)	60.74	8.26	1,049		.98		4.08
Class R-4:
10/31/2018	62.79	1.91	(3.81)	(1.90)	(2.11)	(.79)	(2.90)	57.99	(3.22)	732		.64		3.12
10/31/2017	57.46	2.04	5.29	7.33	(2.00)	—	(2.00)	62.79	12.94	838		.64		3.38
10/31/2016	57.95	1.86	(.35)	1.51	(2.00)	—	(2.00)	57.46	2.68	751		.65		3.24
10/31/2015	60.75	1.94	(2.38)	(.44)	(2.36)	—	(2.36)	57.95	(.74)	603		.64		3.25
10/31/2014	58.24	2.60	2.28	4.88	(2.37)	—	(2.37)	60.75	8.58	582		.67		4.38
Class R-5E:
10/31/2018	62.75	2.03	(3.81)	(1.78)	(2.24)	(.79)	(3.03)	57.94	(3.04)	20		.44		3.32
10/31/2017	57.45	2.18	5.27	7.45	(2.15)	—	(2.15)	62.75	13.18	11		.43		3.60
10/31/2016[6,12]	57.40	1.84	.30	2.14	(2.09)	—	(2.09)	57.45	3.82 [8]	—	[5]	.52	[9]	3.40	[9]
Class R-5:
10/31/2018	62.84	2.10	(3.82)	(1.72)	(2.29)	(.79)	(3.08)	58.04	(2.93)	214		.34		3.42
10/31/2017	57.50	2.22	5.30	7.52	(2.18)	—	(2.18)	62.84	13.29	242		.34		3.69
10/31/2016	57.98	2.11	(.44)	1.67	(2.15)	—	(2.15)	57.50	2.98	208		.37		3.68
10/31/2015	60.79	2.12	(2.40)	(.28)	(2.53)	—	(2.53)	57.98	(.45)	394		.34		3.56
10/31/2014	58.27	2.88	2.19	5.07	(2.55)	—	(2.55)	60.79	8.92	381		.38		4.85
Class R-6:
10/31/2018	62.82	2.13	(3.82)	(1.69)	(2.33)	(.79)	(3.12)	58.01	(2.88)	9,528		.29		3.48
10/31/2017	57.49	2.24	5.30	7.54	(2.21)	—	(2.21)	62.82	13.33	8,249		.30		3.72
10/31/2016	57.97	2.08	(.37)	1.71	(2.19)	—	(2.19)	57.49	3.05	6,806		.30		3.62
10/31/2015	60.77	2.14	(2.38)	(.24)	(2.56)	—	(2.56)	57.97	(.40)	5,222		.30		3.60
10/31/2014	58.26	2.76	2.33	5.09	(2.58)	—	(2.58)	60.77	8.95	4,577		.32		4.66

	Year ended October 31
Portfolio turnover rate for all share classes[13]	2018	2017	2016	2015	2014
Excluding mortgage dollar roll transactions	37%	51%	38%	50%	Not available
Including mortgage dollar roll transactions	73%	73%	47%	63%	55%

[1]	Based on average shares outstanding.
[2]	For the year ended October 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.68; the Class A ratio of expenses to average net assets would have been lower by .03 percentage points; and the Class A ratio of net income to average net assets would have been lower by 1.15 percentage points. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.
[6]	Based on operations for a period that is less than a full year.
[7]	Class T and 529-T shares began investment operations on April 7, 2017.
[8]	Not annualized.
[9]	Annualized.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Class R-2E shares began investment operations on August 29, 2014.
[12]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements

Capital Income Builder	33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Income Builder

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of Capital Income Builder (the “Fund”) as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

December 10, 2018

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

34	Capital Income Builder

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2018, through October 31, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Capital Income Builder	35

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$970.86	$2.88	.58%
Class A – assumed 5% return	1,000.00	1,022.28	2.96	.58
Class C – actual return	1,000.00	967.04	6.79	1.37
Class C – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class T – actual return	1,000.00	972.07	1.79	.36
Class T – assumed 5% return	1,000.00	1,023.39	1.84	.36
Class F-1 – actual return	1,000.00	970.46	3.28	.66
Class F-1 – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class F-2 – actual return	1,000.00	971.75	1.94	.39
Class F-2 – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class F-3 – actual return	1,000.00	972.42	1.44	.29
Class F-3 – assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 529-A – actual return	1,000.00	970.58	3.28	.66
Class 529-A – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 529-C – actual return	1,000.00	966.95	6.99	1.41
Class 529-C – assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class 529-E – actual return	1,000.00	969.47	4.37	.88
Class 529-E – assumed 5% return	1,000.00	1,020.77	4.48	.88
Class 529-T – actual return	1,000.00	971.54	2.09	.42
Class 529-T – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class 529-F-1 – actual return	1,000.00	971.62	2.09	.42
Class 529-F-1 – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class R-1 – actual return	1,000.00	967.03	6.89	1.39
Class R-1 – assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class R-2 – actual return	1,000.00	967.03	6.84	1.38
Class R-2 – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class R-2E – actual return	1,000.00	968.40	5.36	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.76	5.50	1.08
Class R-3 – actual return	1,000.00	969.24	4.67	.94
Class R-3 – assumed 5% return	1,000.00	1,020.47	4.79	.94
Class R-4 – actual return	1,000.00	970.69	3.18	.64
Class R-4 – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class R-5E – actual return	1,000.00	971.54	2.14	.43
Class R-5E – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class R-5 – actual return	1,000.00	972.17	1.69	.34
Class R-5 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class R-6 – actual return	1,000.00	972.42	1.44	.29
Class R-6 – assumed 5% return	1,000.00	1,023.74	1.48	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2018:

Long-term capital gains	$1,351,064,000
Qualified dividend income	$3,393,753,000
Corporate dividends received deduction	$1,303,329,000
U.S. government income that may be exempt from state taxation	$515,710,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2019, to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their tax advisors.

36	Capital Income Builder

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Capital Income Builder	37

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38	Capital Income Builder

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Capital Income Builder	39

Approval of Investment Advisory and Service Agreement

Capital Income Builder’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2019. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its primary objectives of providing a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years and its secondary objective of providing growth of capital. They compared the fund’s investment results with those of other relevant funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through March 31, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the MSCI ACWI (All Country World Index), the Bloomberg Barclays U.S. Aggregate Index, the 70%/30% MSCI ACWI/Bloomberg Barclays Index and the Lipper Global Equity Income Funds Average. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, placing greater emphasis on longer term periods. They noted that the investment results of the fund compared favorably with the results of these indexes/average for the longer term periods (where data comparisons are available) and were mixed for shorter periods, while recognizing that none of the indexes/average is a perfect comparison given the fund’s distinguishing characteristics. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Income Funds category. The board and the committee also considered

40	Capital Income Builder

the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of any economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital Income Builder	41

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Joseph C. Berenato, 1946 Chairman of the Board (Independent and Non-Executive)	2005	Former Chairman and CEO, Ducommun Incorporated (aerospace components manufacturer)	16	None
Mary Anne Dolan, 1947	2010	Founder and President, MAD Ink (communications company); former Editor-in-Chief, The Los Angeles Herald Examiner (retired 1989)	10	None
John G. Freund, 1953	2016	Founder and Managing Director, Skyline Ventures (a venture capital investor in health care companies)	6	Collegium Pharmaceutical, Inc.; Proteon Therapeutics, Inc.; SI-Bone, Inc.; Sutro Biopharma, Inc.; Tetraphase Pharmaceuticals, Inc.
Pedro J. Greer Jr., 1956	2016	Physician; Chairman of the Board and Associate Dean, Florida International University	3	None
R. Clark Hooper, 1946	2010	Private investor	81	None
Merit E. Janow, 1958	2001	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Inc.
Leonade D. Jones, 1947	2010	Retired; former Treasurer, The Washington Post Company (retired 1996)	10	None
Earl Lewis Jr., PhD, 1955	2017	Former President, The Andrew W. Mellon Foundation; former Executive Vice President, Provost, Emory University	3	2U, Inc.
Christopher E. Stone, 1956	2009	Former President, Open Society Foundations	6	None

Interested trustees5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
James B. Lovelace, 1956 Co-President	1992	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	2	None
Joyce E. Gordon, 1956 Senior Vice President	1996	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	2	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 43 for footnotes.

42	Capital Income Builder

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
David A. Hoag, 1965 Co-President	2006	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[7]
Steven T. Watson, 1955 Co-President	2017	Partner — Capital International Investors, Capital International, Inc.[7]
Donald H. Rolfe, 1972 Executive Vice President	2008	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Secretary, Capital Research and Management Company
Winnie Kwan, 1972 Senior Vice President	2017	Partner — Capital Research Global Investors, Capital International, Inc.[7]
David M. Riley, 1967 Senior Vice President	2006	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Strategy Research, Inc.[7]
Bradley J. Vogt, 1965 Senior Vice President	2010	Chairman, Capital Research Company;[7] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]
Grant L. Cambridge, 1962 Vice President	2014	Partner — Capital Research Global Investors, Capital Research and Management Company
M. Taylor Hinshaw, 1973 Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company
Caroline Randall, 1974 Vice President	2015	Partner — Capital Research Global Investors, Capital Research Company[7] Director, The Capital Group Companies, Inc.[7]
Michael W. Stockton, 1967 Secretary	2013	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company
Jennifer L. Butler, 1966 Assistant Secretary	2013	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed, with the exception of Grant L. Cambridge, M. Taylor Hinshaw and Caroline Randall, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

Capital Income Builder	43

Board of trustees and other officers (continued)

Results of special meeting of shareholders

held November 28, 2018

Shares outstanding on August 31, 2018 (record date):

1,727,172,722 (all classes)

Total shares voting on November 28, 2018:

1,563,778,672 (90.5% of shares outstanding)

The Proposal: To elect board members:

	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Joseph C. Berenato	1,525,947,775	97.6%	37,830,897	2.4%
Mary Anne Dolan	1,528,980,001	97.8	34,798,671	2.2
John G. Freund	1,527,114,902	97.7	36,663,770	2.3
Pedro J. Greer, Jr.	1,528,002,757	97.7	35,775,915	2.3
R. Clark Hooper	1,526,554,795	97.6	37,223,877	2.4
Merit E. Janow	1,528,076,374	97.7	35,702,298	2.3
Leonade D. Jones	1,527,262,276	97.7	36,516,396	2.3
Winnie Kwan	1,530,099,657	97.8	33,679,016	2.2
Sung Lee	1,528,995,076	97.8	34,783,596	2.2
Earl Lewis, Jr.	1,529,377,438	97.8	34,401,234	2.2
Christopher E. Stone	1,529,166,426	97.8	34,612,246	2.2

44	Capital Income Builder

Office of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete October 31, 2018, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Capital Advantage®

Since 1931, American Funds by Capital Group has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company.

All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that John G. Freund, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:

2017	177,000
2018	163,000

b) Audit-Related Fees:
2017	None
2018	None

c) Tax Fees:
2017	9,000
2018	None
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2017	None
2018	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2017	None
2018	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2017	None
2018	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2017	2,000
2018	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $62,000 for fiscal year 2017 and $0 for fiscal year 2018. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital Income Builder®
Investment portfolio
October 31, 2018
Common stocks 70.95% Consumer staples 9.97%	Shares	Value (000)
Altria Group, Inc.	28,505,300	$1,853,985
Coca-Cola Co.	34,553,700	1,654,431
British American Tobacco PLC	25,479,111	1,105,175
British American Tobacco PLC (ADR)	7,866,157	341,391
Philip Morris International Inc.	16,366,100	1,441,362
Nestlé SA	12,677,971	1,071,488
Imperial Brands PLC	29,270,382	992,578
Diageo PLC	11,767,900	407,405
Kellogg Co.	3,000,000	196,440
Procter & Gamble Co.	1,708,260	151,488
Danone SA	1,787,516	126,701
Carlsberg A/S, Class B	1,119,891	123,535
Kimberly-Clark Corp.	1,000,000	104,300
Reckitt Benckiser Group PLC	1,130,900	91,545
Hormel Foods Corp.	1,668,681	72,821
Hengan International Group Co. Ltd.	7,975,000	63,154
Japan Tobacco Inc.	2,225,800	57,334
Unilever PLC	741,210	39,285
Kraft Heinz Co.	422,533	23,227
Convenience Retail Asia Ltd.[1]	51,330,000	21,600
PepsiCo, Inc.	5,000	562
		9,939,807
Financials 9.46%
Sampo Oyj, Class A	22,444,340	1,033,642
Zurich Insurance Group AG	3,291,441	1,023,561
CME Group Inc., Class A	5,365,229	983,125
JPMorgan Chase & Co.	5,207,000	567,667
Wells Fargo & Co.	9,359,300	498,196
Principal Financial Group, Inc.	9,262,000	435,962
Royal Bank of Canada	5,300,000	386,172
Toronto-Dominion Bank (CAD denominated)	5,721,700	317,411
China Construction Bank Corp., Class H	384,403,000	304,897
HSBC Holdings PLC (GBP denominated)	19,832,364	163,480
HSBC Holdings PLC (HKD denominated)	15,070,642	123,764
DBS Group Holdings Ltd	16,780,592	284,209
Banco Santander, SA	59,715,132	283,735
Swedbank AB, Class A	11,909,403	268,221
Bank of China Ltd., Class H	564,339,400	240,360
Lloyds Banking Group PLC	309,091,700	226,065
BNP Paribas SA	3,876,397	202,538
Huntington Bancshares Inc.	12,554,315	179,903
Svenska Handelsbanken AB, Class A	13,842,969	150,574
Westpac Banking Corp.	7,627,485	145,028
UBS Group AG	9,898,000	138,473
Banca Mediolanum SpA	22,921,506	133,056
St. James’s Place PLC	9,882,345	128,021
Capital Income Builder — Page 1 of 29

Common stocks Financials (continued)	Shares	Value (000)
Oversea-Chinese Banking Corp. Ltd.	15,999,765	$124,057
ABN AMRO Group NV, depository receipts	4,638,185	114,000
Bank of Montreal	1,420,000	106,172
American International Group, Inc.	2,536,523	104,733
Intesa Sanpaolo SpA	43,137,112	95,422
KBC Groep NV	1,371,773	94,623
Marsh & McLennan Companies, Inc.	901,300	76,385
PNC Financial Services Group, Inc.	589,168	75,702
Prudential PLC	3,709,500	74,465
Société Générale	1,988,532	73,155
BOC Hong Kong (Holdings) Ltd.	18,375,000	68,655
Mercury General Corp.	1,100,000	65,241
Invesco Ltd.	2,747,036	59,638
Insurance Australia Group Ltd.	7,395,798	35,771
MONETA Money Bank, AS, non-registered shares	7,813,482	25,929
Itaúsa - Investimentos Itaú SA, preferred nominative	4,598,619	13,889
		9,425,897
Health care 9.38%
AbbVie Inc.	33,429,000	2,602,448
Novartis AG	19,230,200	1,684,826
Amgen Inc.	7,325,680	1,412,318
Abbott Laboratories	9,325,900	642,928
GlaxoSmithKline PLC	32,863,000	634,787
Gilead Sciences, Inc.	8,553,480	583,176
Pfizer Inc.	12,294,920	529,419
Johnson & Johnson	3,428,700	479,984
AstraZeneca PLC	4,669,948	357,551
AstraZeneca PLC (ADR)	2,841,600	110,197
Roche Holding AG, non-registered shares, nonvoting	580,013	141,152
Eli Lilly and Co.	890,070	96,519
Merck & Co., Inc.	936,000	68,899
		9,344,204
Energy 7.19%
Royal Dutch Shell PLC, Class B	47,639,755	1,561,909
Royal Dutch Shell PLC, Class A (GBP denominated)	13,464,305	430,338
Royal Dutch Shell PLC, Class B (ADR)	1,444,300	94,905
Exxon Mobil Corp.	15,933,815	1,269,606
TOTAL SA	8,820,745	519,123
Enbridge Inc. (CAD denominated)	12,396,985	386,285
Enbridge Inc. (CAD denominated)[2]	2,864,838	89,267
TransCanada Corp.	12,593,065	474,853
Chevron Corp.	3,856,029	430,526
Occidental Petroleum Corp.	5,939,323	398,350
BP PLC	49,591,992	359,603
Helmerich & Payne, Inc.	3,774,845	235,135
Williams Companies, Inc.	8,825,400	214,722
Suncor Energy Inc.	5,525,900	185,365
Schlumberger Ltd.	3,412,800	175,111
Inter Pipeline Ltd.	9,370,200	151,964
Whitecap Resources Inc.[1]	22,128,500	108,251
Capital Income Builder — Page 2 of 29

Common stocks Energy (continued)	Shares	Value (000)
ConocoPhillips	815,100	$56,975
Kinder Morgan, Inc.	1,323,085	22,519
		7,164,807
Information technology 6.48%
Microsoft Corp.	14,524,940	1,551,409
Broadcom Inc.	6,282,700	1,404,121
Intel Corp.	22,943,450	1,075,589
Taiwan Semiconductor Manufacturing Co., Ltd.	90,212,800	682,216
Cisco Systems, Inc.	9,378,000	429,043
QUALCOMM Inc.	5,237,820	329,406
VTech Holdings Ltd.[1]	20,089,300	235,683
Texas Instruments Inc.	1,759,600	163,344
HP Inc.	6,510,140	157,155
Vanguard International Semiconductor Corp.[1]	85,015,695	156,607
Delta Electronics, Inc.	20,417,000	85,777
Western Union Co.	4,712,000	85,004
Micro Focus International PLC	4,798,051	74,729
Accenture PLC, Class A	149,600	23,580
		6,453,663
Utilities 5.70%
Engie SA	47,456,341	632,923
Engie SA, bonus shares[3]	12,061,353	160,862
SSE PLC	44,315,320	646,590
Dominion Energy, Inc.	8,972,308	640,802
E.On SE	63,727,000	617,576
National Grid PLC	45,299,247	480,119
American Electric Power Co., Inc.	6,347,000	465,616
Iberdrola, SA, non-registered shares	52,752,409	373,796
Exelon Corp.	6,578,000	288,182
Duke Energy Corp.	3,173,000	262,185
Edison International	3,384,000	234,816
Southern Co.	4,758,000	214,253
Naturgy Energy Group, SA	8,540,111	210,097
Enel SPA	35,668,473	175,093
Glow Energy PCL, foreign registered	32,260,300	81,502
Red Eléctrica de Corporación, SA	2,869,968	59,487
PG&E Corp.	714,170	33,430
Infratil Ltd.	14,867,000	33,179
Ratchaburi Electricity Generating Holding PCL, foreign registered	21,810,000	32,238
Sempra Energy	199,500	21,969
Power Assets Holdings Ltd.	2,570,000	17,156
		5,681,871
Communication services 5.61%
Verizon Communications Inc.	34,318,684	1,959,254
Vodafone Group PLC	362,938,764	685,749
AT&T Inc.	17,010,210	521,873
BCE Inc. (CAD denominated)	9,241,900	357,685
Singapore Telecommunications Ltd.	121,696,867	277,632
Nippon Telegraph and Telephone Corp.	5,955,000	250,687
Koninklijke KPN NV	77,536,827	205,152
HKT Trust and HKT Ltd., units	139,282,860	191,821
ITV PLC	81,248,760	154,688
Capital Income Builder — Page 3 of 29

Common stocks Communication services (continued)	Shares	Value (000)
Modern Times Group MTG AB, Class B	3,599,272	$133,019
SES SA, Class A (FDR)	6,133,930	131,831
1&1 Drillisch AG	2,850,000	127,314
ProSiebenSat.1 Media SE	4,391,101	101,560
Euskaltel, SA, non-registered shares[1]	11,611,000	97,319
Intouch Holdings PCL, foreign registered	59,500,000	95,128
Gannett Co., Inc.[1]	8,547,400	82,910
CenturyLink, Inc.	3,500,000	72,240
BT Group PLC	20,126,000	61,882
TELUS Corp.	1,118,508	38,302
TalkTalk Telecom Group PLC	16,791,663	25,756
Zegona Communications PLC[1]	7,573,166	10,648
Inmarsat PLC	1,174,600	6,848
Cumulus Media Inc., Class B3,4	18,482	269
Cumulus Media Inc., Class A4	15,209	222
		5,589,789
Real estate 4.89%
Crown Castle International Corp. REIT	10,066,938	1,094,679
Link Real Estate Investment Trust REIT	65,373,896	579,382
Simon Property Group, Inc. REIT	2,200,000	403,744
Extra Space Storage Inc. REIT	3,788,000	341,147
Daito Trust Construction Co., Ltd.	2,379,100	314,163
American Tower Corp. REIT	1,990,287	310,107
Sun Hung Kai Properties Ltd.	23,605,000	306,729
Unibail-Rodamco-Westfield, non-registered shares REIT	661,544	120,097
Unibail-Rodamco-Westfield, non-registered shares REIT[3]	561,519	101,939
Public Storage REIT	973,255	199,975
Digital Realty Trust, Inc. REIT	1,913,590	197,597
American Campus Communities, Inc. REIT	4,872,388	192,508
Iron Mountain Inc. REIT	6,278,603	192,188
Hospitality Properties Trust REIT	4,941,000	126,588
TAG Immobilien AG	5,321,373	121,630
Lamar Advertising Co. REIT, Class A	1,591,278	116,673
Nexity SA, Class A, non-registered shares	1,762,815	84,498
TLG Immobilien AG, non-registered shares	1,500,000	38,125
Ventas, Inc. REIT	564,800	32,781
		4,874,550
Industrials 4.15%
Lockheed Martin Corp.	3,776,974	1,109,864
VINCI SA	4,724,780	422,128
Boeing Co.	1,138,300	403,937
Airbus SE, non-registered shares	3,274,589	362,403
Aena SME, SA, non-registered shares	1,875,388	299,825
Sydney Airport, units	65,153,286	297,130
United Parcel Service, Inc., Class B	2,695,000	287,125
Singapore Technologies Engineering Ltd	73,375,000	188,053
BAE Systems PLC	19,522,249	131,205
Air New Zealand Ltd.	48,089,781	87,867
Kühne + Nagel International AG	600,400	83,519
United Technologies Corp.	650,700	80,823
General Electric Co.	7,327,000	74,003
ALD SA	4,925,000	73,466
BTS Rail Mass Transit Growth Infrastructure Fund	200,000,000	72,398
Capital Income Builder — Page 4 of 29

Common stocks Industrials (continued)	Shares	Value (000)
Adecco Group AG	1,178,100	$57,715
Capita PLC[4]	22,153,957	36,430
Safran SA	272,000	35,136
Transurban Group	3,367,786	27,045
CTCI Corp. (Taiwan)	5,649,000	7,969
		4,138,041
Consumer discretionary 3.48%
Las Vegas Sands Corp.	14,921,000	761,419
McDonald’s Corp.	2,806,100	496,399
Target Corp.	4,000,000	334,520
Hasbro, Inc.	2,768,000	253,853
Sands China Ltd.	57,910,930	228,189
Midea Group Co., Ltd., Class A	38,349,163	203,675
Starbucks Corp.	3,350,000	195,205
Six Flags Entertainment Corp.[1]	3,000,000	161,580
Greene King PLC[1]	24,691,512	152,312
NEXT PLC	1,701,000	113,146
InterContinental Hotels Group PLC	1,759,090	92,412
Dine Brands Global, Inc.[1]	1,095,551	88,783
Daimler AG	1,345,400	79,790
Toyota Motor Corp.	1,003,000	58,801
AA PLC[1]	35,437,759	45,342
Kering SA	90,649	40,412
Hyundai Motor Co.	430,900	40,271
BCA Marketplace PLC	15,524,700	39,985
Marston’s PLC	19,496,200	24,771
Matahari Department Store Tbk PT	69,943,000	22,314
Quang Viet Enterprise Co., Ltd.	3,901,000	13,174
Leifheit AG, non-registered shares[1]	637,270	11,405
Chow Sang Sang Holdings International Ltd.	4,194,000	6,792
		3,464,550
Materials 2.13%
Rio Tinto PLC	18,146,000	882,192
Nutrien Ltd.	7,391,930	391,255
Vale SA, ordinary nominative (ADR)	10,395,000	156,964
DowDuPont Inc.	2,495,000	134,530
BHP Billiton PLC	6,036,000	120,543
Evonik Industries AG	3,793,832	117,740
Linde PLC	657,500	108,797
Givaudan SA	40,918	99,294
Amcor Ltd.	8,526,922	80,310
BASF SE	470,000	36,215
		2,127,840
Miscellaneous 2.51%
Other common stocks in initial period of acquisition		2,501,249
Total common stocks (cost: $64,218,754,000)		70,706,268
Capital Income Builder — Page 5 of 29

Preferred securities 0.01% Financials 0.01%	Shares	Value (000)
CoBank, ACB, Class E, noncumulative[2]	13,000	$8,515
Total preferred securities (cost: $13,000,000)		8,515
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		127
Total rights & warrants (cost: $28,000)		127
Convertible stocks 0.27% Real estate 0.12%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	113,927	119,054
Utilities 0.03%
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	753,360	36,123
Miscellaneous 0.12%
Other convertible stocks in initial period of acquisition		116,632
Total convertible stocks (cost: $277,925,000)		271,809
Bonds, notes & other debt instruments 25.36% U.S. Treasury bonds & notes 15.43% U.S. Treasury 14.39%	Principal amount (000)
U.S. Treasury 1.25% 2019	$10,000	9,858
U.S. Treasury 1.75% 2019	6,785	6,728
U.S. Treasury 3.125% 2019	100,000	100,334
U.S. Treasury 8.125% 2019	93,440	97,450
U.S. Treasury 1.125% 2020	51,950	50,741
U.S. Treasury 1.25% 2020	40,700	39,881
U.S. Treasury 1.375% 2020	70,000	68,516
U.S. Treasury 1.375% 2020	69,577	67,561
U.S. Treasury 1.375% 2020	16,500	16,194
U.S. Treasury 1.50% 2020	23,008	22,549
U.S. Treasury 1.625% 2020	52,000	50,904
U.S. Treasury 1.75% 2020	36,615	35,817
U.S. Treasury 2.50% 2020	26,000	25,863
U.S. Treasury 2.50% 2020	1,751	1,741
U.S. Treasury 2.625% 2020	42,000	41,824
U.S. Treasury 3.625% 2020	700	707
U.S. Treasury 8.50% 2020	76,000	81,488
U.S. Treasury 8.75% 2020	179,000	195,037
U.S. Treasury 8.75% 2020	165,000	181,825
U.S. Treasury 1.125% 2021	89,668	85,429
U.S. Treasury 1.75% 2021	75,161	72,545
U.S. Treasury 2.00% 2021	96,000	93,439
U.S. Treasury 2.25% 2021	42,570	41,819
U.S. Treasury 3.125% 2021	75,000	75,407
U.S. Treasury 3.625% 2021	31,600	32,104
Capital Income Builder — Page 6 of 29

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 8.00% 2021	$337,500	$387,136
U.S. Treasury 8.125% 2021	124,000	141,238
U.S. Treasury 1.625% 2022	11,000	10,469
U.S. Treasury 1.75% 2022	675,000	647,521
U.S. Treasury 1.875% 2022	806,000	777,282
U.S. Treasury 1.875% 2022	36,000	34,560
U.S. Treasury 2.00% 2022	41,100	39,611
U.S. Treasury 2.00% 2022	34,650	33,370
U.S. Treasury 2.125% 2022	327,052	316,197
U.S. Treasury 7.25% 2022	182,500	210,490
U.S. Treasury 7.625% 2022	39,700	46,726
U.S. Treasury 1.50% 2023	64,170	60,335
U.S. Treasury 1.625% 2023	39,450	37,173
U.S. Treasury 1.625% 2023	3,000	2,830
U.S. Treasury 2.125% 2023	116,269	111,527
U.S. Treasury 2.25% 2023	150,000	144,661
U.S. Treasury 2.375% 2023	125,000	122,021
U.S. Treasury 2.50% 2023	9,000	8,824
U.S. Treasury 2.625% 2023	11,047	10,877
U.S. Treasury 2.75% 2023	405,997	401,827
U.S. Treasury 2.75% 2023	348,020	344,745
U.S. Treasury 2.75% 2023	140,000	138,589
U.S. Treasury 2.875% 2023	171,740	170,869
U.S. Treasury 2.875% 2023	124,220	123,584
U.S. Treasury 6.25% 2023	350,000	401,026
U.S. Treasury 7.125% 2023	299,800	349,780
U.S. Treasury 2.00% 2024[5]	850,000	805,774
U.S. Treasury 2.00% 2024	205,050	194,558
U.S. Treasury 2.00% 2024	50,000	47,345
U.S. Treasury 2.125% 2024	893,500	849,522
U.S. Treasury 2.125% 2024	750,000	714,285
U.S. Treasury 2.125% 2024	220,000	210,496
U.S. Treasury 2.125% 2024	100,000	94,922
U.S. Treasury 2.25% 2024	141,375	136,228
U.S. Treasury 2.25% 2024	125,000	119,595
U.S. Treasury 2.25% 2024	55,000	52,598
U.S. Treasury 2.25% 2024	55,000	52,536
U.S. Treasury 7.50% 2024	331,274	412,619
U.S. Treasury 2.75% 2025	150,000	147,393
U.S. Treasury 2.875% 2025	150,000	148,377
U.S. Treasury 2.875% 2025	100,000	98,820
U.S. Treasury 3.00% 2025	2,137	2,127
U.S. Treasury 6.875% 2025	145,145	178,925
U.S. Treasury 7.625% 2025	250,000	315,342
U.S. Treasury 2.00% 2026	95,400	87,839
U.S. Treasury 6.00% 2026	206,000	245,373
U.S. Treasury 6.50% 2026	178,000	221,096
U.S. Treasury 6.75% 2026	35,000	43,878
U.S. Treasury 2.25% 2027	482,196	449,291
U.S. Treasury 2.25% 2027	125,000	116,306
U.S. Treasury 2.25% 2027	75	70
U.S. Treasury 2.375% 2027	50,000	47,195
U.S. Treasury 6.125% 2027	317,000	391,264
U.S. Treasury 6.375% 2027	85,000	106,200
Capital Income Builder — Page 7 of 29

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 6.625% 2027	$65,000	$81,737
U.S. Treasury 2.75% 2028	100,000	96,773
U.S. Treasury 2.875% 2028	400,480	391,281
U.S. Treasury 2.875% 2028	55,029	53,801
U.S. Treasury 5.25% 2028	89,000	104,903
U.S. Treasury 5.50% 2028	140,000	167,509
U.S. Treasury 5.25% 2029	25,000	29,551
U.S. Treasury 6.125% 2029	30,000	38,058
U.S. Treasury 6.25% 2030[5]	193,000	250,114
U.S. Treasury 2.75% 2047[5]	60,000	52,888
U.S. Treasury 3.00% 2047[5]	179,092	166,212
U.S. Treasury 3.00% 2048	3,166	2,934
U.S. Treasury 3.125% 2048	43,274	41,111
		14,335,875
U.S. Treasury inflation-protected securities 1.04%
U.S. Treasury Inflation-Protected Security 0.625% 2023[6]	191,854	188,176
U.S. Treasury Inflation-Protected Security 2.375% 2025[6]	172,422	185,867
U.S. Treasury Inflation-Protected Security 2.00% 2026[6]	56,278	59,768
U.S. Treasury Inflation-Protected Security 0.375% 2027[6]	154,613	145,582
U.S. Treasury Inflation-Protected Security 0.375% 2027[6]	82,461	77,659
U.S. Treasury Inflation-Protected Security 0.50% 2028[6]	240,712	193,299
U.S. Treasury Inflation-Protected Security 0.75% 2028[6]	51,337	49,748
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	852	990
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	52,501	46,699
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	79,599	80,698
U.S. Treasury Inflation-Protected Security 0.875% 2047[6]	9,792	8,782
		1,037,268
Total U.S. Treasury bonds & notes		15,373,143
Corporate bonds & notes 5.91% Health care 0.99%
Abbott Laboratories 2.80% 2020	1,325	1,314
Abbott Laboratories 2.90% 2021	15,030	14,772
Abbott Laboratories 3.40% 2023	3,702	3,667
Abbott Laboratories 3.75% 2026	8,756	8,636
Abbott Laboratories 4.90% 2046	3,830	3,965
AbbVie Inc. 2.50% 2020	19,135	18,892
AbbVie Inc. 2.30% 2021	1,995	1,934
AbbVie Inc. 3.20% 2022	10,015	9,793
AbbVie Inc. 2.85% 2023	3,055	2,923
AbbVie Inc. 3.75% 2023	10,000	9,917
AbbVie Inc. 4.45% 2046	16,202	14,227
AbbVie Inc. 4.875% 2048	4,000	3,689
Aetna Inc. 2.80% 2023	1,095	1,046
Allergan PLC 3.00% 2020	6,830	6,803
Allergan PLC 3.45% 2022	8,840	8,702
Allergan PLC 3.80% 2025	5,573	5,378
Allergan PLC 4.75% 2045	1,000	940
Amgen Inc. 1.85% 2021	2,750	2,633
Anthem, Inc. 2.95% 2022	12,000	11,606
AstraZeneca PLC 4.00% 2029	16,841	16,241
Bayer US Finance II LLC 3.875% 2023[2]	11,408	11,248
Capital Income Builder — Page 8 of 29

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Bayer US Finance II LLC 4.375% 2028[2]	$57,371	$55,671
Becton, Dickinson and Co. 2.675% 2019	2,962	2,943
Becton, Dickinson and Co. 2.894% 2022	2,595	2,508
Becton, Dickinson and Co. 3.363% 2024	10,000	9,568
Becton, Dickinson and Co. 3.734% 2024	1,504	1,460
Becton, Dickinson and Co. 3.70% 2027	10,325	9,715
Boston Scientific Corp. 2.85% 2020	6,735	6,681
Boston Scientific Corp. 6.00% 2020	8,075	8,326
Boston Scientific Corp. 3.375% 2022	3,150	3,110
Cardinal Health, Inc. 4.368% 2047	3,210	2,702
Celgene Corp. 3.25% 2023	10,000	9,705
Centene Corp. 5.375% 2026[2]	4,461	4,539
Cigna Corp. 4.375% 2028[2]	30,790	30,128
Cigna Corp. 4.80% 2038[2]	3,050	2,954
Cigna Corp. 4.90% 2048[2]	14,780	14,045
CVS Health Corp. 4.30% 2028	44,900	43,881
CVS Health Corp. 4.78% 2038	3,745	3,599
CVS Health Corp. 5.05% 2048	19,875	19,448
EMD Finance LLC 2.40% 2020[2]	1,600	1,577
EMD Finance LLC 2.95% 2022[2]	9,800	9,539
EMD Finance LLC 3.25% 2025[2]	26,450	25,088
Endo International PLC 5.875% 2024[2]	225	227
GlaxoSmithKline PLC 3.375% 2023	35,000	34,678
HCA Inc. 5.875% 2026	5,000	5,125
HCA Inc. 5.625% 2028	2,455	2,437
Johnson & Johnson 2.625% 2025	10,000	9,512
Johnson & Johnson 2.45% 2026	8,510	7,863
Johnson & Johnson 2.90% 2028	12,519	11,713
Laboratory Corporation of America Holdings 3.60% 2027	4,600	4,349
Laboratory Corporation of America Holdings 4.70% 2045	6,900	6,419
Mallinckrodt PLC 5.625% 2023[2]	3,000	2,587
McKesson Corp. 2.284% 2019	4,815	4,803
Medtronic, Inc. 4.625% 2045	2,915	2,955
Novartis AG 5.125% 2019	15,000	15,095
Pfizer Inc. 3.20% 2023	15,500	15,358
Pfizer Inc. 7.20% 2039	196	265
Pfizer Inc. 4.20% 2048	927	892
Roche Holdings, Inc. 3.00% 2025[2]	1,715	1,634
Shire PLC 2.40% 2021	4,625	4,448
Shire PLC 2.875% 2023	24,539	23,137
Shire PLC 3.20% 2026	36,855	33,460
Teva Pharmaceutical Finance Co. BV 2.20% 2021	36,510	34,111
Teva Pharmaceutical Finance Co. BV 2.80% 2023	61,042	53,909
Teva Pharmaceutical Finance Co. BV 6.00% 2024	63,187	62,954
Teva Pharmaceutical Finance Co. BV 3.15% 2026	164,050	133,876
Teva Pharmaceutical Finance Co. BV 6.75% 2028	7,325	7,503
Teva Pharmaceutical Finance Co. BV 4.10% 2046	26,177	17,991
UnitedHealth Group Inc. 2.70% 2020	3,230	3,205
UnitedHealth Group Inc. 2.125% 2021	2,000	1,949
UnitedHealth Group Inc. 3.75% 2025	4,090	4,054
Valeant Pharmaceuticals International, Inc. 6.50% 2022[2]	4,713	4,890
Valeant Pharmaceuticals International, Inc. 5.50% 2023[2]	38,085	36,228
Valeant Pharmaceuticals International, Inc. 5.875% 2023[2]	1,615	1,550
Valeant Pharmaceuticals International, Inc. 7.00% 2024[2]	1,000	1,050
Capital Income Builder — Page 9 of 29

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	$1,110	$1,024
WellPoint, Inc. 2.25% 2019	2,000	1,988
Zimmer Holdings, Inc. 3.15% 2022	4,800	4,689
		983,441
Financials 0.95%
ACE Capital Trust II 9.70% 2030	7,210	10,052
ACE INA Holdings Inc. 2.30% 2020	815	799
ACE INA Holdings Inc. 2.875% 2022	2,910	2,844
ACE INA Holdings Inc. 3.35% 2026	2,905	2,797
ACE INA Holdings Inc. 4.35% 2045	3,230	3,195
American Express Co. 2.20% 2020	16,500	16,119
American International Group, Inc. 4.20% 2028	15,865	15,265
American International Group, Inc. 4.75% 2048	20,475	18,965
AXA SA 5.00% 2048[2]	5,000	4,471
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[7]	3,025	2,914
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[7]	35,527	34,887
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[7]	7,145	6,725
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[7]	7,500	7,229
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR +1.31% on 7/23/2028)[7]	23,670	23,372
Bank of New York Mellon Corp. 2.10% 2019	15,000	14,982
Barclays Bank PLC 5.14% 2020	15,525	15,879
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[7]	7,500	7,294
Barclays Bank PLC 4.95% 2047	10,750	9,616
BB&T Corp. 2.45% 2020	7,800	7,732
Berkshire Hathaway Finance Corp. 4.20% 2048	26,310	25,245
Berkshire Hathaway Inc. 2.20% 2021	2,500	2,451
BNP Paribas 3.375% 2025[2]	8,250	7,747
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.436% 2019[2,3,8,9,10]	1,884	1,884
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.436% 2019[2,3,8,9,10]	503	503
Charles Schwab Corp. 4.00% 2029	5,600	5,538
Citigroup Inc. 8.50% 2019	12,656	13,040
Citigroup Inc. 3.40% 2021	7,750	7,720
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[7]	8,500	8,497
Citigroup Inc. 3.20% 2026	5,330	4,889
Citigroup Inc. 4.65% 2048	6,320	6,131
Crédit Agricole SA 3.75% 2023[2]	3,275	3,203
Credit Suisse Group AG 3.80% 2022	7,888	7,809
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[2,7]	9,275	8,828
Credit Suisse Group AG 3.80% 2023	12,050	11,852
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[2,7]	19,250	19,138
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[2,7]	5,000	4,641
Danske Bank AS 3.875% 2023[2]	9,250	9,004
Discover Financial Services 10.25% 2019	4,334	4,530
FS Energy and Power Fund 7.50% 2023[2]	2,980	3,029
General Motors Financial Co. 4.375% 2021	1,000	1,009
Goldman Sachs Group, Inc. 5.75% 2022	7,500	7,929
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[7]	20,480	19,714
Goldman Sachs Group, Inc. 3.917% 2023[10]	1,465	1,516
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[7]	22,500	21,160
Groupe BPCE SA 2.75% 2021	9,500	9,242
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[7]	350	347
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[7]	33,750	33,453
Capital Income Builder — Page 10 of 29

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 5.017% 2024[2]	$9,100	$8,033
Intesa Sanpaolo SpA 3.875% 2027[2]	7,500	6,207
Intesa Sanpaolo SpA 3.875% 2028[2]	10,000	8,163
Jefferies Financial Group Inc. 5.50% 2023	1,630	1,688
JPMorgan Chase & Co. 6.30% 2019	5,000	5,081
JPMorgan Chase & Co. 4.625% 2021	5,000	5,144
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[7]	25,275	24,918
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[7]	15,000	14,917
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[7]	21,050	19,662
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[7]	23,606	23,279
JPMorgan Chase & Co., Series I, junior subordinated 5.99% (undated) (3-month USD-LIBOR + 3.47% on 1/30/2019)[7]	35,506	35,684
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[7]	3,600	3,423
Lloyds Banking Group PLC 4.45% 2025	13,075	13,026
Lloyds Banking Group PLC 4.375% 2028	5,375	5,147
Metlife, Inc. 3.60% 2025	2,870	2,811
Metropolitan Life Global Funding I 2.30% 2019[2]	2,700	2,693
Metropolitan Life Global Funding I 2.00% 2020[2]	2,155	2,117
Metropolitan Life Global Funding I 2.50% 2020[2]	4,000	3,932
Metropolitan Life Global Funding I 3.45% 2026[2]	1,210	1,167
Morgan Stanley 2.50% 2021	15,000	14,621
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[7]	16,000	15,816
Morgan Stanley 3.875% 2026	7,525	7,298
Morgan Stanley 3.625% 2027	5,740	5,430
Morgan Stanley 4.457% 2039 (3-month USD-LIBOR + 1.431% on 4/22/2038)[7]	2,900	2,779
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[2,7]	10,875	10,797
Navient Corp. 6.75% 2026	12,500	11,969
New York Life Global Funding 1.50% 2019[2]	1,835	1,808
New York Life Global Funding 2.10% 2019[2]	3,000	2,997
New York Life Global Funding 1.95% 2020[2]	2,190	2,158
New York Life Global Funding 1.95% 2020[2]	2,000	1,954
New York Life Global Funding 2.00% 2020[2]	500	492
New York Life Global Funding 1.70% 2021[2]	14,000	13,367
New York Life Global Funding 2.30% 2022[2]	3,250	3,117
Nuveen, LLC 4.00% 2028[2]	5,900	5,911
PRICOA Global Funding I 2.45% 2022[2]	855	821
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[7]	7,500	7,279
Royal Bank of Canada 2.125% 2020	5,250	5,181
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[7]	10,000	9,849
Santander Holdings USA, Inc. 3.70% 2022	7,500	7,370
Santander Holdings USA, Inc. 3.40% 2023	6,000	5,733
Standard Chartered PLC 3.885% 2024 (3-month USD-LIBOR + 1.08% on 3/15/2023)[2,7]	5,000	4,869
Travelers Companies, Inc. 4.00% 2047	1,315	1,216
UBS Group AG 2.859% 2023 (3-month USD-LIBOR + 0.954% on 8/15/2022)[2,7]	5,000	4,793
UniCredit SpA 3.75% 2022[2]	13,635	12,894
UniCredit SPA 5.861% 2032[2,7]	1,900	1,631
US Bancorp 2.00% 2020	1,000	986
US Bancorp 2.625% 2022	7,750	7,552
US Bancorp 3.40% 2023	20,375	20,201
US Bancorp 3.15% 2027	4,000	3,775
Wells Fargo & Co. 2.10% 2021	15,000	14,406
Wells Fargo & Co. 2.625% 2022	14,025	13,475
Wells Fargo & Co. 3.00% 2026	3,320	3,042
Capital Income Builder — Page 11 of 29

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[7]	$2,065	$1,967
Wells Fargo & Co., Series K, junior subordinated 6.104% (undated) (3-month USD-LIBOR + 3.77% on 3/15/2019)[7]	71,606	72,233
		942,065
Energy 0.92%
Anadarko Petroleum Corp. 4.85% 2021	1,040	1,063
Anadarko Petroleum Corp. 5.55% 2026	20,150	20,997
Anadarko Petroleum Corp. 6.20% 2040	790	833
Anadarko Petroleum Corp. 6.60% 2046	3,220	3,572
Andeavor Logistics LP 3.50% 2022	10,345	10,110
APT Pipelines Ltd. 4.20% 2025[2]	2,220	2,172
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.781% 2023[9,10,11]	250	252
Baker Hughes, a GE Co. 3.337% 2027	2,500	2,286
Baker Hughes, a GE Co. 4.08% 2047	6,850	5,744
Canadian Natural Resources Ltd. 2.95% 2023	5,565	5,363
Canadian Natural Resources Ltd. 3.80% 2024	1,975	1,944
Canadian Natural Resources Ltd. 3.85% 2027	11,105	10,562
Canadian Natural Resources Ltd. 4.95% 2047	740	724
Cenovus Energy Inc. 3.00% 2022	16,340	15,628
Cenovus Energy Inc. 3.80% 2023	6,120	5,989
Cenovus Energy Inc. 4.25% 2027	12,870	12,156
Cenovus Energy Inc. 5.25% 2037	2,646	2,490
Cenovus Energy Inc. 5.40% 2047	17,580	16,636
Cheniere Energy Partners, LP 5.625% 2026[2]	4,900	4,839
Chevron Corp. 1.561% 2019	3,700	3,672
Chevron Corp. 2.10% 2021	20,720	20,117
Chevron Corp. 2.498% 2022	10,540	10,256
Concho Resources Inc. 4.30% 2028	14,965	14,627
Concho Resources Inc. 4.85% 2048	4,772	4,550
Diamond Offshore Drilling, Inc. 4.875% 2043	12,185	8,347
Ecopetrol SA 5.875% 2023	1,790	1,876
Ecopetrol SA 5.875% 2045	715	683
Enbridge Energy Partners, LP 9.875% 2019	5,000	5,114
Enbridge Energy Partners, LP 5.20% 2020	650	664
Enbridge Energy Partners, LP 5.875% 2025	30,860	33,629
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,593
Enbridge Energy Partners, LP 7.375% 2045	44,155	54,977
Enbridge Inc. 2.90% 2022	1,083	1,046
Enbridge Inc. 4.00% 2023	10,895	10,891
Enbridge Inc. 3.70% 2027	5,335	5,023
Energy Transfer Partners, LP 4.00% 2027	1,325	1,227
Energy Transfer Partners, LP 4.20% 2027	9,400	8,885
Energy Transfer Partners, LP 6.125% 2045	2,295	2,301
Energy Transfer Partners, LP 5.30% 2047	14,728	13,240
Energy Transfer Partners, LP 5.40% 2047	11,986	10,953
Energy Transfer Partners, LP 6.00% 2048	8,646	8,547
Energy Transfer Partners, LP 6.25% (undated) (3-month USD-LIBOR + 4.028% on 2/15/2023)[7]	7,500	7,027
Energy Transfer Partners, LP 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)[7]	10,220	9,485
EnLink Midstream Partners, LP 2.70% 2019	5,920	5,883
EnLink Midstream Partners, LP 5.05% 2045	705	560
EnLink Midstream Partners, LP 5.45% 2047	4,205	3,554
Ensco PLC 5.20% 2025	4,265	3,513
Ensco PLC 5.75% 2044	1,750	1,232
Capital Income Builder — Page 12 of 29

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
EQT Corp. 3.90% 2027	$3,020	$2,753
Equinor ASA 3.625% 2028	17,905	17,426
Exxon Mobil Corp. 2.222% 2021	7,750	7,575
Husky Energy Inc. 7.25% 2019	4,500	4,686
Jonah Energy LLC 7.25% 2025[2]	2,500	2,000
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	7,409
Kinder Morgan Energy Partners, LP 5.40% 2044	6,230	6,109
Kinder Morgan Energy Partners, LP 5.50% 2044	1,600	1,574
Kinder Morgan, Inc. 3.15% 2023	1,190	1,149
Kinder Morgan, Inc. 4.30% 2025	75,495	75,202
Kinder Morgan, Inc. 4.30% 2028	18,630	18,045
Kinder Morgan, Inc. 5.55% 2045	49,775	50,459
Kinder Morgan, Inc. 5.05% 2046	8,095	7,676
Marathon Oil Corp. 4.40% 2027	18,885	18,438
MPLX LP 4.125% 2027	2,445	2,337
MPLX LP 4.00% 2028	6,080	5,722
MPLX LP 5.20% 2047	505	479
Murphy Oil Corp. 5.75% 2025	6,700	6,681
Neptune Energy Group Holdings Limited 6.625% 2025[2]	2,455	2,397
NGL Energy Partners LP 5.125% 2019	9,100	9,157
NGPL PipeCo LLC 7.768% 2037[2]	2,000	2,350
Noble Corp. PLC 7.95% 2025[7]	1,785	1,633
Noble Corp. PLC 8.95% 2045[7]	3,010	2,837
Noble Energy, Inc. 3.85% 2028	3,465	3,183
Noble Energy, Inc. 4.95% 2047	7,630	6,947
NuStar Logistics, LP 5.625% 2027	5,000	4,800
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	9,200
Petrobras Global Finance Co. 6.25% 2024	1,250	1,269
Petrobras Global Finance Co. 7.375% 2027	1,365	1,419
Petrobras Global Finance Co. 5.999% 2028	2,535	2,411
Petrobras Global Finance Co. 5.75% 2029	1,620	1,503
Petrobras Global Finance Co. 7.25% 2044	300	290
Petrobras Global Finance Co. 6.85% 2115	1,035	922
Petróleos Mexicanos 6.875% 2026	34,020	33,969
Petróleos Mexicanos 6.50% 2027	2,470	2,400
Petróleos Mexicanos 5.35% 2028[2]	1,530	1,367
Petróleos Mexicanos 6.50% 2029[2]	1,420	1,359
Petróleos Mexicanos 6.75% 2047	2,685	2,320
Petróleos Mexicanos 6.35% 2048[2]	10,178	8,487
Phillips 66 4.30% 2022	11,525	11,772
Phillips 66 Partners LP 3.605% 2025	540	516
Phillips 66 Partners LP 3.55% 2026	2,600	2,433
Phillips 66 Partners LP 3.75% 2028	670	622
Phillips 66 Partners LP 4.68% 2045	160	146
Phillips 66 Partners LP 4.90% 2046	735	681
Pioneer Natural Resources Co. 3.45% 2021	685	682
QEP Resources, Inc. 5.625% 2026	350	331
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[2,9,12]	502	243
Royal Dutch Shell PLC 1.75% 2021	10,865	10,418
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	6,743
Sabine Pass Liquefaction, LLC 5.00% 2027	4,575	4,600
Sabine Pass Liquefaction, LLC 4.20% 2028	1,275	1,216
Schlumberger BV 4.00% 2025[2]	19,919	19,733
Targa Resources Partners LP 4.125% 2019	4,000	4,020
Capital Income Builder — Page 13 of 29

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
TC PipeLines, LP 4.375% 2025	$1,984	$1,946
Tesoro Logistics LP 6.25% 2022	520	537
Total Capital SA 3.883% 2028	5,280	5,305
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[7]	61,650	60,842
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 4.524% 2067[10]	8,000	7,286
TransCanada PipeLines Ltd. 4.25% 2028	22,005	21,577
TransCanada PipeLines Ltd. 4.875% 2048	7,500	7,269
TransCanada PipeLines Ltd. 5.10% 2049	5,000	5,023
Transportadora de Gas Peru SA 4.25% 2028[2,9]	1,090	1,061
Valero Energy Partners LP 4.375% 2026	1,735	1,709
Western Gas Partners LP 3.95% 2025	1,520	1,414
Western Gas Partners LP 4.65% 2026	9,149	8,926
Western Gas Partners LP 5.30% 2048	3,300	2,862
Williams Partners LP 4.125% 2020	5,000	5,048
Williams Partners LP 4.30% 2024	4,220	4,225
		913,958
Utilities 0.68%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[2]	10,000	9,894
AES Corp. 6.00% 2026	3,700	3,802
AES Corp. 5.125% 2027	5,000	4,950
Atlantic City Electric Co. 4.00% 2028	5,485	5,512
Berkshire Hathaway Energy Co. 4.45% 2049[2]	2,000	1,926
Calpine Corp. 5.25% 2026[2]	4,125	3,805
Centerpoint Energy, Inc. 2.50% 2022	6,000	5,734
Centerpoint Energy, Inc. 3.85% 2024	19,500	19,510
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	21,745
CMS Energy Corp. 5.05% 2022	5,460	5,680
CMS Energy Corp. 3.00% 2026	11,064	10,327
CMS Energy Corp. 3.45% 2027	3,485	3,316
CMS Energy Corp. 4.875% 2044	1,275	1,311
Commonwealth Edison Co. 2.95% 2027	7,450	6,857
Consumers Energy Co. 3.80% 2028	2,400	2,391
Consumers Energy Co. 4.05% 2048	11,425	10,936
Consumers Energy Co. 4.35% 2049	1,225	1,220
Dominion Resources, Inc. 2.579% 2020[7]	2,325	2,290
DTE Energy Co. 3.70% 2023	48,125	47,832
Duke Energy Corp. 3.95% 2023	985	993
Duke Energy Corp. 3.75% 2024	2,490	2,471
Duke Energy Corp. 2.65% 2026	4,660	4,177
Duke Energy Progress, LLC 3.70% 2028	7,875	7,751
Edison International 2.40% 2022	1,800	1,699
EDP Finance BV 3.625% 2024[2]	15,450	14,664
Electricité de France SA 5.00% 2048[2]	7,500	6,932
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7]	20,554	21,530
Emera US Finance LP 4.75% 2046	5,000	4,659
Enel Finance International SA 3.625% 2027[2]	10,300	8,961
Enel Finance International SA 3.50% 2028[2]	13,787	11,610
Enel Finance International SA 4.875% 2029[2]	22,269	20,869
Entergy Corp. 4.00% 2022	4,435	4,464
Entergy Corp. 2.95% 2026	7,750	7,030
Entergy Louisiana, LLC 3.30% 2022	4,060	3,972
Entergy Louisiana, LLC 4.20% 2048	7,950	7,689
Eversource Energy 2.375% 2022	1,410	1,351
Capital Income Builder — Page 14 of 29

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Eversource Energy 2.75% 2022	$528	$517
Eversource Energy 2.80% 2023	1,870	1,801
Exelon Corp. 3.497% 2022[7]	21,750	21,231
Exelon Corp. 3.95% 2025	635	626
Exelon Corp. 3.40% 2026	1,570	1,479
FirstEnergy Corp. 3.90% 2027	65,458	62,636
FirstEnergy Corp. 3.50% 2028[2]	8,725	8,171
FirstEnergy Corp., Series B, 4.25% 2023	17,000	17,174
IPALCO Enterprises, Inc. 3.70% 2024	2,000	1,933
Mississippi Power Co. 4.25% 2042	26,132	23,564
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	750	724
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	692
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	2,500	2,350
NV Energy, Inc 6.25% 2020	14,370	15,140
Pacific Gas and Electric Co. 2.45% 2022	1,050	991
Pacific Gas and Electric Co. 3.25% 2023	26,804	25,597
Pacific Gas and Electric Co. 3.85% 2023	3,637	3,554
Pacific Gas and Electric Co. 4.25% 2023[2]	20,755	20,673
Pacific Gas and Electric Co. 3.40% 2024	11,055	10,472
Pacific Gas and Electric Co. 3.75% 2024	1,457	1,410
Pacific Gas and Electric Co. 3.50% 2025	1,285	1,199
Pacific Gas and Electric Co. 2.95% 2026	1,461	1,299
Pacific Gas and Electric Co. 3.30% 2027	636	567
Pacific Gas and Electric Co. 3.30% 2027	499	449
Pacific Gas and Electric Co. 4.65% 2028[2]	4,255	4,195
Pacific Gas and Electric Co. 3.75% 2042	430	342
Pacific Gas and Electric Co. 4.00% 2046	3,500	2,860
Pacific Gas and Electric Co. 3.95% 2047	1,488	1,206
PacifiCorp., First Mortgage Bonds, 4.125% 2049	7,500	7,097
Pennsylvania Electric Co. 3.25% 2028[2]	6,000	5,517
Progress Energy, Inc. 7.05% 2019	9,650	9,793
Progress Energy, Inc. 7.00% 2031	4,000	4,960
Progress Energy, Inc. 7.75% 2031	2,500	3,241
Public Service Co. of Colorado 5.125% 2019	900	912
Public Service Co. of Colorado 3.80% 2047	685	628
Public Service Enterprise Group Inc. 2.00% 2021	13,500	12,869
Puget Energy, Inc. 6.50% 2020	5,438	5,740
Puget Energy, Inc. 5.625% 2022	6,525	6,873
Puget Energy, Inc. 3.65% 2025	8,500	8,159
SCANA Corp. 6.25% 2020	797	817
SCANA Corp. 4.75% 2021	12,239	12,317
SCANA Corp. 4.125% 2022	19,928	19,669
South Carolina Electric & Gas Co. 4.25% 2028	4,400	4,381
South Carolina Electric & Gas Co. 5.45% 2041	3,704	3,984
South Carolina Electric & Gas Co. 4.35% 2042	491	464
South Carolina Electric & Gas Co. 4.10% 2046	3,879	3,455
Southwestern Public Service Co. 3.70% 2047	2,730	2,454
Tampa Electric Co. 2.60% 2022	1,200	1,152
Teco Finance, Inc. 5.15% 2020	13,275	13,530
Virginia Electric and Power Co. 3.45% 2024	1,860	1,839
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,322
Virginia Electric and Power Co., Series B, 3.80% 2047	925	825
Xcel Energy Inc. 4.70% 2020	18	18
Capital Income Builder — Page 15 of 29

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy Inc. 3.30% 2025	$5,850	$5,625
Xcel Energy Inc. 6.50% 2036	3,000	3,717
		674,070
Communication services 0.61%
América Móvil, SAB de CV 6.45% 2022	MXN45,000	1,992
América Móvil, SAB de CV 8.46% 2036	147,200	6,287
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.514% 2024[10]	$7,655	7,682
AT&T Inc. 4.25% 2027	15,000	14,573
AT&T Inc. 4.35% 2045	10,580	8,713
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	3,150	3,147
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	2,500	2,506
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[2]	3,275	3,197
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[2]	10,085	9,518
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,800	2,541
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	3,945	3,703
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[2]	8,375	7,841
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	2,735	2,470
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	24,780	23,475
CenturyLink, Inc. 7.50% 2024	20,283	21,348
CenturyLink, Inc., Series T, 5.80% 2022	5,725	5,732
Comcast Corp. 3.70% 2024	9,345	9,320
Comcast Corp. 3.95% 2025	8,130	8,115
Comcast Corp. 2.35% 2027	3,220	2,819
Comcast Corp. 3.15% 2028	10,015	9,214
Comcast Corp. 4.15% 2028	24,620	24,449
Comcast Corp. 4.75% 2044	3,500	3,428
Comcast Corp. 4.00% 2047	3,655	3,191
Comcast Corp. 4.00% 2048	10,000	8,749
Comcast Corp. 4.70% 2048	16,500	16,034
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.81% 2022[9,10,11]	1,465	1,447
Deutsche Telekom International Finance BV 2.82% 2022[2]	4,875	4,744
Deutsche Telekom International Finance BV 2.485% 2023[2]	7,500	7,030
Deutsche Telekom International Finance BV 4.375% 2028[2]	7,500	7,360
Frontier Communications Corp. 6.25% 2021	600	526
Frontier Communications Corp. 10.50% 2022	5,250	4,397
Frontier Communications Corp. 11.00% 2025	4,800	3,540
Inmarsat PLC 6.50% 2024[2]	3,619	3,578
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.242% 2022[9,10,11]	3,528	3,385
NBC Universal Enterprise, Inc. 5.25% 2049[2]	21,995	22,325
Sirius XM Radio Inc. 5.00% 2027[2]	6,475	6,117
SoftBank Group Corp. 3.36% 2023[2,9]	7,500	7,444
Sprint Corp. 6.90% 2019	17,200	17,468
Sprint Corp. 11.50% 2021	124,685	146,817
Sprint Corp. 7.875% 2023	42,000	44,940
Thomson Reuters Corp. 4.30% 2023	1,245	1,257
Thomson Reuters Corp. 5.65% 2043	1,190	1,231
Time Warner Cable Inc. 5.00% 2020	10,000	10,161
Time Warner Inc. 3.80% 2027	4,535	4,253
T-Mobile US, Inc. 6.375% 2025	3,600	3,721
T-Mobile US, Inc. 6.50% 2026	10,650	11,262
Univision Communications Inc. 6.75% 2022[2]	1,039	1,062
Univision Communications Inc. 5.125% 2023[2]	8,505	8,033
Capital Income Builder — Page 16 of 29

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 4.125% 2027	$4,676	$4,634
Verizon Communications Inc. 4.50% 2033	27,265	26,554
Verizon Communications Inc. 4.125% 2046	3,500	3,027
Vodafone Group PLC 4.375% 2028	32,284	31,211
Vodafone Group PLC 5.25% 2048	16,377	15,458
		613,026
Consumer staples 0.56%
Altria Group, Inc. 9.25% 2019	3,834	4,016
Altria Group, Inc. 2.625% 2020	4,340	4,313
Altria Group, Inc. 4.75% 2021	1,500	1,543
Altria Group, Inc. 2.95% 2023	3,800	3,681
Altria Group, Inc. 4.00% 2024	3,000	3,007
Altria Group, Inc. 2.625% 2026	1,375	1,237
Anheuser-Busch InBev NV 6.875% 2019	16,000	16,597
Anheuser-Busch InBev NV 2.65% 2021	1,640	1,609
Anheuser-Busch InBev NV 3.65% 2026	19,850	18,857
Anheuser-Busch InBev NV 4.90% 2046	9,010	8,539
Anheuser-Busch InBev NV 4.60% 2048	12,258	11,078
British American Tobacco PLC 2.764% 2022[2]	5,970	5,720
British American Tobacco PLC 3.222% 2024[2]	2,500	2,362
British American Tobacco PLC 3.557% 2027[2]	52,725	48,435
British American Tobacco PLC 4.39% 2037[2]	2,500	2,238
British American Tobacco PLC 4.54% 2047[2]	15,865	13,866
Coca-Cola Co. 2.20% 2022	5,250	5,069
Conagra Brands, Inc. 4.60% 2025	7,685	7,702
Conagra Brands, Inc. 4.85% 2028	15,000	14,985
Constellation Brands, Inc. 2.25% 2020	10,000	9,768
Constellation Brands, Inc. 2.65% 2022	4,445	4,260
Constellation Brands, Inc. 2.70% 2022	415	399
Constellation Brands, Inc. 3.50% 2027	775	718
Constellation Brands, Inc. 4.50% 2047	445	401
Costco Wholesale Corp. 2.15% 2021	2,500	2,440
Costco Wholesale Corp. 2.30% 2022	12,500	12,076
Costco Wholesale Corp. 2.75% 2024	1,500	1,446
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.976% 2021[10]	11,975	11,969
General Mills, Inc. 3.20% 2021	2,840	2,821
Keurig Dr. Pepper Inc. 3.551% 2021[2]	9,105	9,068
Keurig Dr. Pepper Inc. 4.057% 2023[2]	10,650	10,597
Keurig Dr. Pepper Inc. 4.597% 2028[2]	26,497	26,168
Keurig Dr. Pepper Inc. 4.985% 2038[2]	5,351	5,167
Keurig Dr. Pepper Inc. 5.085% 2048[2]	18,667	17,940
Molson Coors Brewing Co. 1.45% 2019	625	618
Molson Coors Brewing Co. 1.90% 2019	430	428
Molson Coors Brewing Co. 2.25% 2020	735	725
Molson Coors Brewing Co. 2.10% 2021	2,920	2,797
Molson Coors Brewing Co. 3.00% 2026	7,640	6,814
Molson Coors Brewing Co. 4.20% 2046	5,480	4,635
Nestle Holdings, Inc. 3.35% 2023[2]	14,000	13,916
PepsiCo, Inc. 2.00% 2021	1,750	1,698
PepsiCo, Inc. 2.25% 2022	1,500	1,447
Philip Morris International Inc. 2.00% 2020	4,175	4,114
Philip Morris International Inc. 2.375% 2022	5,595	5,357
Philip Morris International Inc. 2.50% 2022	11,000	10,556
Capital Income Builder — Page 17 of 29

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 2.625% 2022	$6,125	$5,966
Philip Morris International Inc. 3.375% 2025	2,500	2,414
Philip Morris International Inc. 4.25% 2044	11,090	10,005
Reckitt Benckiser Group PLC 2.375% 2022[2]	10,370	9,916
Reckitt Benckiser Treasury Services PLC 2.75% 2024[2]	2,215	2,081
Reynolds American Inc. 3.25% 2020	7,355	7,334
Reynolds American Inc. 4.00% 2022	4,500	4,513
Reynolds American Inc. 4.45% 2025	21,000	20,923
Reynolds American Inc. 5.85% 2045	10,062	10,350
Wal-Mart Stores, Inc. 3.55% 2025	80,000	79,783
Wal-Mart Stores, Inc. 3.70% 2028	12,000	11,836
WM. Wrigley Jr. Co. 2.90% 2019[2]	2,000	1,995
WM. Wrigley Jr. Co. 3.375% 2020[2]	43,185	43,194
		553,507
Consumer discretionary 0.47%
Amazon.com, Inc. 2.80% 2024	91,000	86,913
Amazon.com, Inc. 3.15% 2027	18,435	17,397
Amazon.com, Inc. 3.875% 2037	8,750	8,267
Amazon.com, Inc. 4.05% 2047	10,000	9,406
Bayerische Motoren Werke AG 1.45% 2019[2]	10,210	10,059
Cedar Fair, LP 5.375% 2027	5,000	4,794
DaimlerChrysler North America Holding Corp. 2.70% 2020[2]	1,500	1,479
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	2,500	2,469
DaimlerChrysler North America Holding Corp. 3.30% 2025[2]	6,750	6,395
Ford Motor Co. 5.291% 2046	15,000	12,604
Ford Motor Credit Co. 2.597% 2019	810	801
Ford Motor Credit Co. 3.219% 2022	4,390	4,199
Ford Motor Credit Co. 3.664% 2024	1,000	911
General Motors Co. 4.35% 2025	11,555	11,146
General Motors Co. 5.20% 2045	3,920	3,415
General Motors Co. 5.40% 2048	18,500	16,441
General Motors Co. 5.95% 2049	5,000	4,691
General Motors Financial Co. 3.70% 2020	15,890	15,867
Home Depot, Inc. 4.40% 2021	10,000	10,250
Hyundai Capital America 2.55% 2020[2]	3,000	2,946
Hyundai Capital America 2.75% 2020[2]	5,000	4,901
Hyundai Capital America 3.25% 2022[2]	10,000	9,653
International Game Technology 6.25% 2027[2]	5,000	4,947
Lennar Corp. 8.375% 2021	5,000	5,412
Limited Brands, Inc. 5.25% 2028	5,250	4,482
Lowe’s Companies, Inc. 4.05% 2047	4	4
McDonald’s Corp. 2.625% 2022	1,035	1,007
McDonald’s Corp. 3.70% 2026	7,015	6,856
McDonald’s Corp. 3.50% 2027	9,985	9,546
McDonald’s Corp. 4.875% 2045	5,600	5,621
McDonald’s Corp. 4.45% 2047	13,950	13,096
McDonald’s Corp. 4.45% 2048	3,000	2,819
MGM Resorts International 5.75% 2025	7,500	7,350
MGM Resorts International 4.625% 2026	4,925	4,469
Morongo Band of Mission Indians, 7.00% 2039[2,9]	5,000	4,989
Netflix, Inc. 5.875% 2028[2]	45,000	44,437
Newell Rubbermaid Inc. 2.60% 2019	1,210	1,207
Newell Rubbermaid Inc. 3.15% 2021	805	789
Capital Income Builder — Page 18 of 29

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
NIKE, Inc. 3.875% 2045	$7,145	$6,605
Petsmart, Inc. 7.125% 2023[2]	7,100	5,005
Petsmart, Inc. 5.875% 2025[2]	5,645	4,445
S.A.C.I. Falabella 3.75% 2027[2]	4,560	4,145
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	8,000	7,470
Sands China Ltd. 4.60% 2023[2]	13,500	13,349
Sands China Ltd. 5.40% 2028[2]	28,500	27,309
Starbucks Corp. 4.00% 2028	6,480	6,308
Starbucks Corp. 4.30% 2045	875	789
Starbucks Corp. 3.75% 2047	3,885	3,217
Starbucks Corp. 4.50% 2048	17,215	16,031
Volkswagen Group of America Finance, LLC 2.40% 2020[2]	4,070	3,997
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[2]	7,820	7,087
YUM! Brands, Inc. 4.75% 2027[2]	5,000	4,713
		472,505
Industrials 0.22%
3M Co. 2.25% 2023	3,500	3,355
3M Co. 2.25% 2026	3,625	3,270
3M Co. 3.625% 2028	13,780	13,641
Airbus Group SE 2.70% 2023[2]	4,445	4,283
American Airlines, Inc. 5.50% 2019[2]	2,000	2,028
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[9]	333	341
ARAMARK Corp. 5.00% 2028[2]	5,000	4,756
BNSF Funding Trust I 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[7]	6,700	7,336
Camelot Finance SA, Term Loan, (3-month USD-LIBOR + 3.25%) 5.52% 2023[9,10,11]	1,920	1,922
Canadian National Railway Co. 3.20% 2046	1,480	1,222
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[9]	935	1,000
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[9]	2,419	2,552
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[9]	3,775	3,910
CSX Corp. 3.80% 2028	1,885	1,822
Deck Chassis Acquisition Inc. 10.00% 2023[2]	9,900	10,296
ERAC USA Finance Co. 2.70% 2023[2]	13,700	12,884
FedEx Corp. 4.95% 2048	3,000	2,927
General Electric Capital Corp. 2.342% 2020	5,984	5,803
Harris Corp. 2.70% 2020	1,530	1,514
Harris Corp. 3.832% 2025	410	400
Lockheed Martin Corp. 1.85% 2018	1,685	1,684
Lockheed Martin Corp. 2.50% 2020	5,020	4,932
Lockheed Martin Corp. 3.10% 2023	1,910	1,872
Lockheed Martin Corp. 3.55% 2026	6,000	5,866
Lockheed Martin Corp. 4.50% 2036	1,960	1,984
Lockheed Martin Corp. 4.70% 2046	6,570	6,686
Norfolk Southern Corp. 3.65% 2025	10,000	9,872
Northrop Grumman Corp. 2.55% 2022	10,020	9,642
Northrop Grumman Corp. 3.25% 2028	19,675	18,196
Rockwell Collins, Inc. 2.80% 2022	1,215	1,179
Roper Technologies, Inc. 2.80% 2021	690	672
Siemens AG 2.70% 2022[2]	10,750	10,458
Union Pacific Corp. 3.95% 2028	2,529	2,493
Union Pacific Corp. 4.50% 2048	1,000	973
United Rentals, Inc. 5.875% 2026	7,500	7,378
United Rentals, Inc. 6.50% 2026	7,130	7,228
United Technologies Corp. 2.30% 2022	1,185	1,136
Capital Income Builder — Page 19 of 29

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 3.125% 2027	$12,375	$11,404
United Technologies Corp. 4.125% 2028	31,405	30,968
Westinghouse Air Brake Technologies Corp. (dba Wabtec Corp.) 4.15% 2024	4,005	3,916
		223,801
Materials 0.20%
Ball Corp. 4.375% 2020	1,225	1,228
CF Industries, Inc. 5.375% 2044	3,500	3,093
Chemours Co. 5.375% 2027	5,700	5,315
Consolidated Energy Finance SA 6.50% 2026[2]	3,060	3,049
Dow Chemical Co. 4.125% 2021	2,650	2,691
Dow Chemical Co. 4.625% 2044	1,250	1,150
Ecolab Inc. 4.35% 2021	1,224	1,256
First Quantum Minerals Ltd. 7.00% 2021[2]	15,384	15,076
First Quantum Minerals Ltd. 7.25% 2022[2]	87,125	83,204
Freeport-McMoRan Inc. 5.45% 2043	2,275	1,939
International Flavors & Fragrances Inc. 5.00% 2048	7,150	7,041
LYB International Finance BV 4.875% 2044	500	461
LyondellBasell Industries NV 6.00% 2021	2,700	2,849
Mosaic Co. 4.25% 2023	1,700	1,711
Nova Chemicals Corp. 5.25% 2027[2]	7,755	7,018
Nutrien Ltd. 5.875% 2036	350	375
Olin Corp. 5.125% 2027	7,145	6,690
Olin Corp. 5.00% 2030	1,850	1,668
Owens-Illinois, Inc. 6.375% 2025[2]	5,000	5,050
Praxair, Inc. 3.00% 2021	2,500	2,487
Praxair, Inc. 2.20% 2022	1,000	958
SABIC Capital II BV 4.00% 2023[2]	7,995	7,920
Sherwin-Williams Co. 2.75% 2022	1,560	1,503
Sherwin-Williams Co. 3.125% 2024	330	314
Sherwin-Williams Co. 3.45% 2027	23,785	22,032
Sherwin-Williams Co. 4.50% 2047	3,055	2,754
SPCM SA 4.875% 2025[2]	9,999	9,274
Westlake Chemical Corp. 5.00% 2046	1,985	1,867
Westlake Chemical Corp. 4.375% 2047	1,280	1,088
Yara International ASA 7.875% 2019[2]	2,225	2,286
		203,347
Real estate 0.19%
Alexandria Real Estate Equities, Inc. 3.90% 2023	2,400	2,401
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,379
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	1,760
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	595
American Campus Communities, Inc. 3.35% 2020	2,200	2,193
American Campus Communities, Inc. 3.75% 2023	10,190	10,047
American Campus Communities, Inc. 4.125% 2024	5,000	4,954
American Campus Communities, Inc. 3.625% 2027	12,410	11,529
Brandywine Operating Partnership, LP 3.95% 2023	170	169
Camden Property Trust 4.10% 2028	7,000	6,962
Corporate Office Properties LP 5.25% 2024	590	607
Corporate Office Properties LP 5.00% 2025	2,170	2,186
EPR Properties 4.50% 2025	3,635	3,561
EPR Properties 4.75% 2026	1,935	1,871
Equinix, Inc. 5.875% 2026	5,000	5,088
Capital Income Builder — Page 20 of 29

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Essex Portfolio LP 3.625% 2022	$410	$406
Essex Portfolio LP 3.25% 2023	7,845	7,609
Essex Portfolio LP 3.875% 2024	2,335	2,314
Gaming and Leisure Properties, Inc. 5.375% 2026	5,000	4,981
Gaming and Leisure Properties, Inc. 5.75% 2028	7,500	7,631
Hospitality Properties Trust 5.00% 2022	2,000	2,043
Hospitality Properties Trust 4.50% 2023	5,980	5,989
Hospitality Properties Trust 4.50% 2025	1,965	1,899
Hospitality Properties Trust 3.95% 2028	4,150	3,720
Host Hotels & Resorts LP 4.50% 2026	650	641
Howard Hughes Corp. 5.375% 2025[2]	3,745	3,614
Iron Mountain Inc. 4.875% 2027[2]	740	662
Iron Mountain Inc. 5.25% 2028[2]	8,010	7,229
iStar Inc. 4.625% 2020	3,200	3,184
Kimco Realty Corp. 3.40% 2022	2,470	2,429
Kimco Realty Corp. 3.125% 2023	3,175	3,048
Kimco Realty Corp. 3.30% 2025	5,000	4,731
Kimco Realty Corp. 4.45% 2047	2,265	2,032
Public Storage 3.094% 2027	955	886
Scentre Group 2.375% 2019[2]	3,950	3,912
Scentre Group 2.375% 2021[2]	4,220	4,077
Scentre Group 3.25% 2025[2]	4,155	3,876
Scentre Group 3.50% 2025[2]	9,000	8,601
Select Income REIT 4.15% 2022	1,035	1,020
WEA Finance LLC 2.70% 2019[2]	9,415	9,384
WEA Finance LLC 3.25% 2020[2]	22,370	22,272
Westfield Corp. Ltd. 3.15% 2022[2]	14,685	14,386
		187,878
Information technology 0.12%
Apple Inc. 1.55% 2021	12,130	11,610
Apple Inc. 2.90% 2027	15,625	14,492
Apple Inc. 3.20% 2027	2,875	2,737
Apple Inc. 3.35% 2027	7,140	6,886
Broadcom Ltd. 3.00% 2022	21,750	21,070
Broadcom Ltd. 3.625% 2024	6,875	6,590
Broadcom Ltd. 3.875% 2027	24,100	22,139
Broadcom Ltd. 3.50% 2028	5,015	4,424
Infor (US), Inc. 5.75% 2020[2]	1,475	1,494
International Business Machines Corp. 3.375% 2023	5,000	4,931
Microsoft Corp. 1.55% 2021	1,625	1,557
Microsoft Corp. 2.875% 2024	5,150	4,996
Microsoft Corp. 3.30% 2027	2,460	2,388
Microsoft Corp. 3.70% 2046	900	830
NXP BV and NXP Funding LLC 4.125% 2020[2]	1,500	1,500
NXP BV and NXP Funding LLC 4.125% 2021[2]	1,250	1,248
Oracle Corp. (3-month USD-LIBOR + 0.58%) 3.016% 2019[10]	5,000	5,005
Oracle Corp. 1.90% 2021	4,750	4,564
Oracle Corp. 4.00% 2046	2,000	1,806
		120,267
Total corporate bonds & notes		5,887,865
Capital Income Builder — Page 21 of 29

Bonds, notes & other debt instruments Mortgage-backed obligations 3.48%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[2,9,10]	$22,805	$22,822
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1A1, 3.996% 2034[9,10]	16	16
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.723% 2034[9,10]	612	578
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[9]	212	236
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[9]	116	126
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[9]	165	177
Fannie Mae 4.50% 2020[9]	56	57
Fannie Mae 6.00% 2021[9]	257	264
Fannie Mae 4.50% 2024[9]	3,582	3,675
Fannie Mae 4.50% 2024[9]	866	886
Fannie Mae 6.00% 2024[9]	10	11
Fannie Mae 3.50% 2033[9,13]	39,938	39,907
Fannie Mae 5.50% 2033[9]	215	230
Fannie Mae 6.00% 2036[9]	3,477	3,790
Fannie Mae 6.00% 2036[9]	2,755	3,008
Fannie Mae 6.00% 2036[9]	2,323	2,535
Fannie Mae 6.00% 2036[9]	1,695	1,852
Fannie Mae 6.00% 2036[9]	633	689
Fannie Mae 5.50% 2037[9]	264	283
Fannie Mae 6.50% 2037[9]	961	1,070
Fannie Mae 6.50% 2037[9]	150	165
Fannie Mae 6.50% 2037[9]	140	145
Fannie Mae 7.00% 2037[9]	212	230
Fannie Mae 7.50% 2037[9]	310	338
Fannie Mae 5.50% 2038[9]	2,023	2,169
Fannie Mae 5.50% 2038[9]	2,017	2,168
Fannie Mae 5.50% 2038[9]	844	907
Fannie Mae 5.50% 2038[9]	489	525
Fannie Mae 5.50% 2038[9]	193	205
Fannie Mae 6.00% 2038[9]	1,214	1,326
Fannie Mae 7.00% 2038[9]	45	50
Fannie Mae 5.50% 2039[9]	171	182
Fannie Mae 4.00% 2040[9]	557	562
Fannie Mae 6.00% 2040[9]	8,337	9,103
Fannie Mae 4.00% 2041[9]	925	933
Fannie Mae 4.00% 2041[9]	556	561
Fannie Mae 4.00% 2041[9]	510	514
Fannie Mae 4.00% 2041[9]	243	245
Fannie Mae 5.00% 2041[9]	8,907	9,426
Fannie Mae 6.00% 2041[9]	5,908	6,491
Fannie Mae 4.00% 2042[9]	21,498	21,670
Fannie Mae 4.00% 2042[9]	12,722	12,825
Fannie Mae 4.00% 2042[9]	4,417	4,454
Fannie Mae 4.00% 2042[9]	3,169	3,195
Fannie Mae 4.00% 2042[9]	2,087	2,104
Fannie Mae 4.00% 2042[9]	1,467	1,479
Fannie Mae 4.50% 2043[9]	4,113	4,237
Fannie Mae 4.00% 2044[9]	10,707	10,769
Fannie Mae 4.00% 2044[9]	6,699	6,738
Fannie Mae 4.00% 2044[9]	6,471	6,508
Fannie Mae 4.00% 2045[9]	14,672	14,757
Fannie Mae 3.00% 2046[9]	69,859	66,179
Fannie Mae 3.50% 2046[9]	2,382	2,330
Fannie Mae 4.00% 2046[9]	42,762	42,949
Fannie Mae 4.00% 2046[9]	27,963	28,084
Capital Income Builder — Page 22 of 29

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2046[9]	$21,050	$21,156
Fannie Mae 4.00% 2046[9]	19,732	19,795
Fannie Mae 4.00% 2046[9]	18,292	18,371
Fannie Mae 4.00% 2046[9]	15,356	15,405
Fannie Mae 4.00% 2046[9]	11,434	11,471
Fannie Mae 4.00% 2046[9]	6,409	6,437
Fannie Mae 4.00% 2046[9]	6,319	6,340
Fannie Mae 4.00% 2046[9]	4,822	4,838
Fannie Mae 4.00% 2046[9]	4,787	4,808
Fannie Mae 4.50% 2046[9]	4,126	4,236
Fannie Mae 4.00% 2047[9]	132,936	133,067
Fannie Mae 4.00% 2047[9]	45,485	45,530
Fannie Mae 4.00% 2047[9]	29,948	29,981
Fannie Mae 4.00% 2047[9]	25,490	25,605
Fannie Mae 4.00% 2047[9]	18,972	19,031
Fannie Mae 4.00% 2047[9]	11,862	11,900
Fannie Mae 4.00% 2047[9]	9,263	9,293
Fannie Mae 4.00% 2047[9]	2,949	2,954
Fannie Mae 4.50% 2047[9]	85,262	87,416
Fannie Mae 4.50% 2047[9]	67,327	69,029
Fannie Mae 4.50% 2047[9]	50,776	52,373
Fannie Mae 7.00% 2047[9]	58	63
Fannie Mae 4.00% 2048[9,13]	113,063	113,071
Fannie Mae 4.50% 2048[9,13]	303,650	310,464
Fannie Mae 4.50% 2048[9]	76,692	78,682
Fannie Mae 4.50% 2048[9]	74,009	75,907
Fannie Mae 4.50% 2048[9]	64,677	66,355
Fannie Mae 4.50% 2048[9,13]	59,290	60,713
Fannie Mae 4.50% 2048[9]	18,662	19,135
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021[9]	1	1
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[9]	463	483
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 2.561% 2036[9,10]	1,320	1,312
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[9]	65	72
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[9]	69	78
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[9,10]	2,890	2,737
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[9]	1,415	1,169
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[9]	930	798
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[9]	309	261
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[9]	179	146
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[2,9]	28,467	28,259
Freddie Mac 5.50% 2023[9]	565	581
Freddie Mac 3.50% 2033[9]	53,921	53,988
Freddie Mac 3.50% 2033[9]	13,500	13,507
Freddie Mac 5.00% 2038[9]	1,175	1,241
Freddie Mac 5.50% 2038[9]	2,211	2,376
Freddie Mac 5.00% 2039[9]	9,167	9,685
Freddie Mac 4.00% 2040[9]	1,426	1,440
Freddie Mac 6.00% 2040[9]	89	98
Freddie Mac 4.50% 2041[9]	14,885	15,432
Freddie Mac 4.50% 2041[9]	538	558
Freddie Mac 5.00% 2041[9]	316	334
Freddie Mac 5.50% 2041[9]	4,139	4,441
Freddie Mac 4.00% 2042[9]	13,243	13,371
Freddie Mac 4.50% 2043[9]	1,777	1,824
Freddie Mac 3.098% 2045[9,10]	4,055	4,066
Capital Income Builder — Page 23 of 29

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2045[9]	$35,688	$35,012
Freddie Mac 3.50% 2046[9]	423	409
Freddie Mac 4.00% 2046[9]	28,888	28,987
Freddie Mac 4.00% 2046[9]	15,956	16,010
Freddie Mac 4.00% 2046[9]	15,397	15,456
Freddie Mac 4.00% 2046[9]	4,025	4,040
Freddie Mac 3.50% 2047[9]	100,022	97,484
Freddie Mac 3.50% 2047[9]	23,555	22,957
Freddie Mac 3.50% 2047[9]	10,628	10,358
Freddie Mac 3.50% 2047[9]	7,254	7,070
Freddie Mac 4.00% 2047[9]	92,849	93,113
Freddie Mac 4.50% 2047[9]	1,892	1,943
Freddie Mac 4.50% 2047[9]	1,150	1,179
Freddie Mac 6.50% 2047[9]	332	353
Freddie Mac 4.00% 2048[9,13]	103,719	103,763
Freddie Mac 4.00% 2048[9]	14,091	14,112
Freddie Mac 4.50% 2048[9]	81,826	83,896
Freddie Mac 4.50% 2048[9,13]	53,600	54,900
Freddie Mac 4.50% 2048[9]	18,392	18,857
Freddie Mac, Series 2890, Class KT, 4.50% 2019[9]	25	25
Freddie Mac, Series 2642, Class BL, 3.50% 2023[9]	113	113
Freddie Mac, Series 2122, Class QM, 6.25% 2029[9]	1,314	1,377
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[9]	8,590	8,569
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 2022[9]	18,009	17,455
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[9]	10,110	9,848
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[9]	41,420	40,349
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 2022[9]	5,965	5,822
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[9]	11,565	11,397
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[9]	3,717	3,615
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[9]	9,380	9,348
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[9]	10,000	10,063
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[9]	28,910	28,352
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[9]	41,090	39,651
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[9]	15,000	14,849
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[9]	3,500	3,309
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[9]	4,360	4,186
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[9,10]	14,250	13,700
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[9]	4,810	4,638
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[9,10]	4,390	4,269
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 2027[9]	2,350	2,272
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[9,10]	6,990	6,779
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[9]	496	453
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[9]	1,661	1,423
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[9]	927	812
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[9]	633	539
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[9]	482	433
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[9]	430	378
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[9]	265	235
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[9]	19,737	19,002
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[9]	18,727	18,059
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[9,10]	9,904	9,432
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[9]	15,374	14,976
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[9]	6,051	5,835
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[9]	41,427	42,689
Government National Mortgage Assn. 4.50% 2037[9]	1,486	1,535
Capital Income Builder — Page 24 of 29

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 6.00% 2039[9]	$2,328	$2,516
Government National Mortgage Assn. 6.50% 2039[9]	394	425
Government National Mortgage Assn. 3.50% 2040[9]	242	239
Government National Mortgage Assn. 5.00% 2040[9]	2,284	2,382
Government National Mortgage Assn. 5.50% 2040[9]	3,023	3,200
Government National Mortgage Assn. 4.50% 2041[9]	2,467	2,541
Government National Mortgage Assn. 5.00% 2041[9]	2,916	3,037
Government National Mortgage Assn. 6.50% 2041[9]	1,483	1,625
Government National Mortgage Assn. 4.50% 2045[9]	39,079	40,653
Government National Mortgage Assn. 4.50% 2045[9]	5,282	5,494
Government National Mortgage Assn. 4.50% 2045[9]	3,654	3,801
Government National Mortgage Assn. 3.50% 2048[9,13]	66,375	65,199
Government National Mortgage Assn. 4.50% 2048[9]	82,000	84,240
Government National Mortgage Assn. 5.00% 2048[9,13]	332,951	346,191
Government National Mortgage Assn. 5.00% 2048[9]	50,000	52,151
Government National Mortgage Assn. 5.00% 2048[9]	1,094	1,143
Government National Mortgage Assn. 4.501% 2061[9]	649	652
Government National Mortgage Assn. 4.546% 2062[9]	3,277	3,297
Government National Mortgage Assn. 4.614% 2062[9]	1,359	1,371
Government National Mortgage Assn. 4.766% 2062[9]	980	990
Government National Mortgage Assn. 5.024% 2064[9]	86	87
Government National Mortgage Assn. 5.038% 2064[9]	148	149
Government National Mortgage Assn. 5.048% 2064[9]	97	99
Government National Mortgage Assn. 5.069% 2064[9]	101	103
Government National Mortgage Assn. 5.046% 2065[9]	81	82
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[9]	1,329	1,134
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[9]	939	824
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[9]	29	29
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[2,9,10]	98	101
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.0383% 2027[2,3,9,10]	5,845	5,803
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.8154% 2027[2,3,9]	6,210	6,181
Seasoned Loan Structured Transaction, Series 2018-1, Class A1, 3.50% 2028[9]	1,421	1,411
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[2,9,10]	9,353	9,375
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1 3.793% 2048[2,9]	17,487	17,528
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.881% 2057[2,9,10]	9,807	9,820
		3,467,978
Bonds & notes of governments & government agencies outside the U.S. 0.23%
Honduras (Republic of) 8.75% 2020	4,450	4,808
Japan Bank for International Cooperation 2.125% 2020	21,400	21,043
Panama (Republic of) 4.50% 2050[9]	1,975	1,825
Portuguese Republic 5.125% 2024	51,410	53,540
Portuguese Republic 4.10% 2045	€1,250	1,709
Qatar (State of) 4.50% 2028[2]	$7,070	7,229
Qatar (State of) 5.103% 2048[2]	11,800	12,007
Saudi Arabia (Kingdom of) 3.628% 2027[2]	5,000	4,787
Saudi Arabia (Kingdom of) 3.625% 2028[2]	11,435	10,758
Saudi Arabia (Kingdom of) 4.50% 2030[2]	11,980	11,831
Saudi Arabia (Kingdom of) 4.625% 2047[2]	4,500	4,140
Saudi Arabia (Kingdom of) 5.00% 2049[2]	6,075	5,847
United Mexican States 4.15% 2027	20,000	19,068
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	71,221
		229,813
Capital Income Builder — Page 25 of 29

Bonds, notes & other debt instruments Asset-backed obligations 0.20%	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[2,9]	$8,230	$8,231
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[2,9]	7,500	7,429
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[2,9]	4,010	3,946
Angel Oak Capital Advisors LLC, Series 2013-9A, CLO, Class A1R, (3-month USD-LIBOR + 1.01%) 3.479% 2025[2,9,10]	3,610	3,611
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[2,9]	1,608	1,608
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[2,9]	1,500	1,504
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[2,9]	2,395	2,408
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 2035[9]	89	90
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 2.470% 2035[9,10]	82	80
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.420% 2036[9,10]	4,002	3,809
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.420% 2037[9,10]	5,238	4,990
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.430% 2037[9,10]	11,089	10,700
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[2,9]	386	384
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[2,9]	798	799
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[2,9]	4,475	4,487
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[2,9]	1,507	1,508
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 2020[2,9]	994	993
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[2,9]	170	170
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[2,9]	680	681
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[2,9]	551	552
Emerson Park Ltd., Series 2013-1A, CLO, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.416% 2025[2,9,10]	1,365	1,365
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[2,9]	3,810	3,788
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 2020[2,9]	803	806
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[2,9]	7,000	6,820
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[2,9]	22,965	22,793
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[2,9]	45,110	43,686
IndyMac Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 2.441% 2037[9,10]	7,834	7,535
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[9]	2,377	2,331
RAMP Trust, Series 2004-RS12, Class AI6, 4.547% 2034[9]	—	—
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[9]	3,074	3,072
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[9]	1,855	1,849
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[9]	3,329	3,328
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[9]	7,550	7,555
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.390% 2023[9,10]	4,546	4,553
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 2.981% 2029[9,10]	385	384
Symphony Ltd., Series 2013-12A, CLO, Class AR, (3-month USD-LIBOR + 1.03%) 3.466% 2025[2,9,10]	15,383	15,385
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[2,9]	783	780
Voya Ltd., Series 2014-3A, CLO, Class A1R, (3-month USD-LIBOR + 0.72%) 3.210% 2026[2,9,10]	15,766	15,770
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[2,9]	336	336
		200,116
Federal agency bonds & notes 0.06%
Fannie Mae 1.25% 2021	30,500	29,132
Fannie Mae 2.125% 2026	37,230	34,542
		63,674
Capital Income Builder — Page 26 of 29

Bonds, notes & other debt instruments Municipals 0.05% Illinois 0.02%	Principal amount (000)	Value (000)
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[9]	$24,030	$22,714
New Jersey 0.02%
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,979
California 0.01%
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,779
South Carolina 0.00%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	1,605	1,659
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,000	1,059
		2,718
Washington 0.00%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	1,565	1,512
		45,702
Total bonds, notes & other debt instruments (cost: $26,056,863,000)		25,268,291
Short-term securities 4.20%
CAFCO, LLC 2.25%–2.26% due 11/28/2018–12/10/2018[2]	100,000	99,781
Chariot Funding, LLC 2.45% due 1/16/2019[2]	37,000	36,803
Ciesco LLC 2.45% due 1/15/2019[2]	68,000	67,647
Coca-Cola Co. 2.27%–2.42% due 1/3/2019–1/23/2019[2]	50,000	49,755
ExxonMobil Corp. 2.22% due 11/26/2018	75,000	74,879
Federal Farm Credit Banks 1.99%–2.03% due 11/2/2018–11/21/2018	75,000	74,966
Federal Home Loan Bank 2.02%–2.30% due 11/1/2018–1/29/2019	1,528,200	1,525,153
Freddie Mac 1.98%–2.27% due 11/2/2018–1/18/2019	175,000	174,814
General Dynamics Corp. 2.22% due 11/6/2018[2]	125,000	124,954
IBM Corp. 2.29% due 12/17/2018[2]	72,400	72,183
IBM Credit LLC 2.30% due 12/14/2018[2]	50,000	49,859
John Deere Ltd. 2.48% due 1/23/2019[2]	3,100	3,082
Jupiter Securitization Co., LLC 2.30% due 11/27/2018[2]	107,200	107,015
Merck & Co. Inc. 2.38% due 1/15/2019–1/22/2019[2]	86,500	86,051
National Rural Utilities Cooperative Finance Corp. 2.31% due 12/7/2018	75,000	74,822
Paccar Financial Corp. 2.21% due 11/5/2018	50,000	49,985
Pfizer Inc. 2.32% due 1/17/2019[2]	24,000	23,878
Procter & Gamble Co. 2.21% due 12/13/2018[2]	30,000	29,918
Swedbank AB 2.17% due 11/1/2018	14,800	14,799
U.S. Treasury Bills 1.98%–2.41% due 11/1/2018–4/25/2019	1,456,300	1,449,574
Total short-term securities (cost: $4,190,127,000)		4,189,918
Total investment securities 100.79% (cost: $94,756,697,000)		100,444,928
Other assets less liabilities (0.79)%		(791,261)
Net assets 100.00%		$99,653,667
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Capital Income Builder — Page 27 of 29

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[14] (000)	Value at 10/31/2018[15] (000)	Unrealized (depreciation) appreciation at 10/31/2018 (000)
2 Year U.S. Treasury Note Futures	Long	11,579	January 2019	$2,315,800	$2,439,188	$(96)
5 Year U.S. Treasury Note Futures	Long	18,573	January 2019	1,857,300	2,087,286	(4,992)
10 Year U.S. Treasury Note Futures	Short	25	December 2018	(2,500)	(2,961)	5
10 Year Ultra U.S. Treasury Note Futures	Short	614	December 2018	(61,400)	(76,817)	(291)
20 Year U.S. Treasury Bond Futures	Short	136	December 2018	(13,600)	(18,785)	(47)
						$(5,421)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2018 (000)
Purchases (000)	Sales (000)
USD1,518	EUR1,285	Bank of New York Mellon	11/7/2018	$62
USD402,632	GBP306,225	Citibank	11/16/2018	10,943
GBP146,225	USD192,284	Morgan Stanley	11/16/2018	(5,249)
				$5,756
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 10/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 10/31/2018 (000)
3-month USD-LIBOR	3.002%	9/28/2020	$126,200	$147	$—	$147
2.683%	U.S. EFFR	9/28/2020	126,200	(111)	—	(111)
					$—	$36
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,407,683,000, which represented 2.42% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $278,192,000, which represented .28% of the net assets of the fund.
[4]	Security did not produce income during the last 12 months.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $29,484,000, which represented .03% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Coupon rate may change periodically.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,006,000, which represented .01% of the net assets of the fund.
[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[13]	Purchased on a TBA basis.
[14]	Notional amount is calculated based on the number of contracts and notional contract size.
[15]	Value is calculated based on the notional amount and current market price.

Capital Income Builder — Page 28 of 29

Key to abbreviations and symbols
ADR = American Depositary Receipts	GBP = British pounds
Auth. = Authority	HKD = Hong Kong dollars
CAD = Canadian dollars	LIBOR = London Interbank Offered Rate
CLO = Collateralized Loan Obligations	MXN = Mexican pesos
dba = doing business as	Ref. = Refunding
EFFR = Effective Federal Funds Rate	Rev. = Revenue
EUR/€ = Euros	TBA = To-be-announced
FDR = Fiduciary Depositary Receipts	USD/$ = U.S. dollars
G.O. = General Obligation
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2018 Capital Group. All rights reserved.
MFGEFPX-012-1218O-S66106	Capital Income Builder — Page 29 of 29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Income Builder

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of Capital Income Builder (the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the investment portfolio (included in Item 6 of this Form N-CSR) as of October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

December 10, 2018

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the Capital Income Builder’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Capital Income Builder’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: December 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: December 31, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2018